United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2019

Date of Reporting Period: Quarter ended 10/31/18

Item 1.	Schedule of Investments

Federated Capital Reserves Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.1%
		Banking—0.5%
$20,000,000	[1]	Pepper I-Prime 2018-2 Trust, Class A1U, (National Australia Bank Ltd., Melbourne GTD), 2.629% (1-month USLIBOR +0.350%), 10/13/2019	$20,000,000
		Finance - Equipment—0.2%
10,469,039		Amur Equipment Finance Receivables V LLC, Series 2018-1, Class A1, 2.500%, 3/20/2019	10,469,039
		Finance - Retail—0.4%
16,500,000	[1]	Holmes Master Issuer PLC 2018-2A, Class A1, 2.629% (1-month USLIBOR +0.350%), 7/15/2019	16,500,000
		TOTAL ASSET-BACKED SECURITIES	46,969,039
		BANK NOTES—1.2%
		Banking—1.2%
50,000,000		Bank of America N.A., 2.600%, 4/4/2019 (IDENTIFIED COST $50,000,000)	50,000,000
		TOTAL BANK NOTES	50,000,000
		CERTIFICATES OF DEPOSIT—7.8%
		Banking—7.8%
24,000,000		KBC Bank N.V., 2.510%, 12/28/2018	23,905,202
80,000,000		Landesbank Baden-Wurttemberg, 2.500% - 2.600%, 1/4/2019 - 1/17/2019	80,000,000
25,000,000		Mizuho Bank Ltd., 2.500%, 1/11/2019	24,877,569
70,000,000		Mizuho Bank Ltd., 2.340%, 11/30/2018	69,868,834
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.330%, 11/26/2018	50,000,000
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.750%, 4/4/2019	49,419,871
35,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	35,000,000
		TOTAL CERTIFICATES OF DEPOSIT	333,071,476
		COMMERCIAL PAPER—31.5%[2]
		Aerospace / Auto—1.3%
25,000,000		Daimler Finance NA LLC, (Daimler AG GTD), 2.500%, 1/15/2019	24,871,354
31,000,000		Northrop Grumman Corp., 2.630% - 2.640%, 12/19/2018	30,891,440
		TOTAL	55,762,794
		Banking—9.7%
40,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.510%, 12/19/2018	40,000,000
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.510%, 12/20/2018	50,000,000
25,000,000		Banque et Caisse d'Epargne de L'Etat, 2.481%, 3/11/2019	24,778,819
5,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 3.060%, 10/11/2019	4,858,100
50,000,000		COL Commercial Paper Co. LLC (J.P. Morgan Securities LLC COL), 2.236%, 11/2/2018	49,996,945
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.530%, 1/2/2019	50,000,000
30,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.542%, 1/7/2019	29,859,858
1,250,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank PLC COL), 2.360%, 11/8/2018	1,249,429
25,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.313%, 12/6/2018	24,944,097
110,044,000		Ridgefield Funding Company, LLC Series B, 2.303% - 2.365%, 11/5/2018 - 11/13/2018	109,997,762
30,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 2.259%, 11/1/2018	30,000,000
		TOTAL	415,685,010
		Electric Power—2.4%
100,000,000		Duke Energy Corp., 2.320%, 11/1/2018	100,000,000
		Electrical Equipment—1.3%
56,000,000		Eaton Corp., (Eaton Corp. PLC GTD), 2.351%, 11/6/2018	55,981,722
		Finance - Automotive—0.9%
36,250,000		Ford Motor Credit Co. LLC, 2.538% - 2.717%, 11/5/2018 - 12/5/2018	36,239,240
1

Principal Amount		Value
	COMMERCIAL PAPER—continued[2]
	Finance - Retail—8.0%
$100,000,000	Barton Capital S.A., 2.313% - 2.447%, 11/29/2018 - 1/11/2019	$99,670,931
45,000,000	Old Line Funding, LLC, 2.492% - 2.809%, 1/29/2019 - 4/25/2019	44,541,240
200,000,000	Sheffield Receivables Company LLC, 2.351% - 2.670%, 11/9/2018 - 2/11/2019	199,096,622
	TOTAL	343,308,793
	Food & Beverage—1.0%
41,900,000	Mondelez International, Inc., 2.473% - 2.751%, 12/3/2018 - 1/31/2019	41,705,235
	Insurance—1.0%
44,000,000	UnitedHealth Group, Inc., 2.505%, 12/31/2018	43,817,400
	Machinery, Equipment, Auto—0.9%
40,000,000	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 2.348%, 11/6/2018 - 11/7/2018	39,986,350
	Mining—4.2%
180,530,000	Nutrien Ltd., 2.360% - 2.611%, 11/6/2018 - 12/3/2018	180,353,086
	Sovereign—0.8%
34,250,000	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.360% - 2.625%, 1/10/2019 - 4/6/2019	33,934,529
	TOTAL COMMERCIAL PAPER	1,346,774,159
	NOTES-VARIABLE—38.9%[1]
	Aerospace / Auto—1.2%
50,000,000	Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.505% (1-month USLIBOR +0.240%), 11/5/2018	50,000,000
	Banking—35.2%
20,000,000	Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(ING Bank N.V. COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.559% (1-month USLIBOR +0.280%), 11/23/2018	20,000,000
50,000,000	Bank of Montreal, 2.505% (1-month USLIBOR +0.240%), 11/5/2018	50,000,000
30,500,000	Bank of Montreal, 2.523% (1-month USLIBOR +0.250%), 11/5/2018	30,500,000
55,000,000	Bank of Montreal, 2.537% (1-month USLIBOR +0.250%), 11/12/2018	55,000,071
40,000,000	Bank of Montreal, 2.537% (1-month USLIBOR +0.250%), 11/19/2018	40,000,000
40,000,000	Bank of Montreal, 2.727% (1-month USLIBOR +0.440%), 11/12/2018	40,000,000
3,000,000	Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.504% (1-month USLIBOR +0.210%), 11/29/2018	3,000,000
30,000,000	Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.566% (1-month USLIBOR +0.290%), 11/8/2018	30,000,000
14,000,000	Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.573% (1-month USLIBOR +0.290%), 11/12/2018	14,000,000
18,000,000	Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.616% (1-month USLIBOR +0.340%), 11/7/2018	18,000,000
43,000,000	Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.625% (3-month USLIBOR +0.200%), 1/14/2019	43,000,000
35,000,000	Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.629% (1-month USLIBOR +0.350%), 11/15/2018	35,000,000
55,000,000	Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.636% (3-month USLIBOR +0.270%), 12/24/2018	55,000,000
49,050,000	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 2.250%, 11/1/2018	49,050,000
34,140,000	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 2.250%, 11/1/2018	34,140,000
28,000,000	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 2.250%, 11/1/2018	28,000,000
20,000,000	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 2.250%, 11/1/2018	20,000,000
20,000,000	Canadian Imperial Bank of Commerce, 2.460% (1-month USLIBOR +0.200%), 11/2/2018	20,000,000
50,000,000	Canadian Imperial Bank of Commerce, 2.528% (3-month USLIBOR +0.130%), 1/3/2019	50,000,000
20,000,000	Canadian Imperial Bank of Commerce, 2.538% (3-month USLIBOR +0.130%), 1/8/2019	20,000,000
10,000,000	Canadian Imperial Bank of Commerce, 2.539% (1-month USLIBOR +0.260%), 11/13/2018	10,000,000
80,000,000	Canadian Imperial Bank of Commerce, 2.576% (1-month USLIBOR +0.300%), 11/6/2018	80,000,000
30,000,000	Canadian Imperial Bank of Commerce, 2.629% (1-month USLIBOR +0.350%), 11/21/2018	30,000,000
35,080,000	Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 2.340%, 11/1/2018	35,080,000
3,265,000	Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 2.294%, 11/1/2018	3,265,000
10,265,000	Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 2.550%, 11/7/2018	10,265,000
10,000,000	Credit Suisse AG, 2.530% (Secured Overnight Financing Rate +0.350%), 11/1/2018	10,000,000
2

Principal Amount		Value
	NOTES-VARIABLE—continued[1]
	Banking—continued
$7,090,000	EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 2.310%, 11/1/2018	$$7,090,000
9,590,000	Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 2.310%, 11/1/2018	9,590,000
595,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 2.400%, 11/1/2018	595,000
3,660,000	Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.740%, 11/2/2018	3,660,000
5,985,000	GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 2.310%, 11/1/2018	5,985,000
1,635,000	Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 2.420%, 11/1/2018	1,635,000
18,085,000	J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.310%, 11/1/2018	18,085,000
135,000	Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bank, N.A. LOC), 2.420%, 11/1/2018	135,000
12,005,000	Maryland State EDC, Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.740%, 11/6/2018	12,005,000
6,955,000	Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.740%, 11/6/2018	6,955,000
3,405,000	Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 2.310%, 11/1/2018	3,405,000
23,935,000	RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 2.310%, 11/1/2018	23,935,000
9,470,000	Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 2.310%, 11/1/2018	9,470,000
13,875,000	Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 2.340%, 11/1/2018	13,875,000
25,000,000	Sumitomo Mitsui Banking Corp., 2.637% (3-month USLIBOR +0.150%), 11/23/2018	25,000,000
3,600,000	Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 2.310%, 11/1/2018	3,600,000
7,000,000	Taxable Muni Funding Trust 2018-003, Barclays (Series 2018-003) Weekly VRDNs, (Barclays Bank PLC LOC), 2.640%, 11/1/2018	7,000,000
11,935,000	The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.294%, 11/1/2018	11,935,000
6,460,000	The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 2.310%, 11/7/2018	6,460,000
5,825,000	The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 2.310%, 11/7/2018	5,825,000
8,820,000	The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.310%, 11/1/2018	8,820,000
9,825,000	The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.310%, 11/1/2018	9,825,000
9,240,000	The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.294%, 11/1/2018	9,240,000
9,550,000	The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.294%, 11/1/2018	9,550,000
5,565,000	The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 2.310%, 11/1/2018	5,565,000
6,680,000	The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.310%, 11/1/2018	6,680,000
45,000,000	Toronto Dominion Bank, 2.526% (1-month USLIBOR +0.230%), 11/30/2018	45,000,000
50,000,000	Toronto Dominion Bank, 2.681% (1-month USLIBOR +0.400%), 11/23/2018	50,000,000
7,305,000	Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 2.310%, 11/1/2018	7,305,000
25,000,000	Versailles Commercial Paper LLC, (Natixis LIQ), 2.476% (1-month USLIBOR +0.220%), 11/1/2018	25,000,000
21,000,000	Wells Fargo Bank, N.A., 2.527% (3-month USLIBOR +0.200%), 12/10/2018	21,000,000
15,000,000	Wells Fargo Bank, N.A., 2.637% (3-month USLIBOR +0.150%), 1/24/2019	15,000,000
150,000,000	Wells Fargo Bank, N.A., 2.668% (3-month USLIBOR +0.160%), 1/25/2019	150,000,000
15,000,000	Westpac Banking Corp. Ltd., Sydney, 2.489% (1-month USLIBOR +0.210%), 11/20/2018	15,000,000
75,000,000	Westpac Banking Corp. Ltd., Sydney, 2.517% (1-month USLIBOR +0.230%), 11/19/2018	75,000,000
20,000,000	Westpac Banking Corp. Ltd., Sydney, 2.579% (1-month USLIBOR +0.300%), 11/13/2018	20,000,000
690,000	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.740%, 11/7/2018	690,000
8,240,000	Wingo Family Master Trust, (BOKF, N.A. LOC), 2.310%, 11/1/2018	8,240,000
13,000,000	Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxable (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.350%, 11/1/2018	13,000,000
	TOTAL	1,504,455,071
	Government Agency—2.0%
9,157,000	Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 2.270%, 11/1/2018	9,157,000
7,230,000	Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3 Taxable Weekly VRDNs, (Federal Home Loan Bank of Chicago LIQ), 2.230%, 11/1/2018	7,230,000
39,200,000	Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 2.270%, 11/1/2018	39,200,000
3,935,000	Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.310%, 11/1/2018	3,935,000
10,725,000	Joseph L. Goggins Irrevocable Insurance Trust, Series 2018, (Federal Home Loan Bank of Atlanta LOC), 2.310%, 11/1/2018	10,725,000
3

Principal Amount		Value
	NOTES-VARIABLE—continued[1]
	Government Agency—continued
$8,140,000	Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 2.310%, 11/1/2018	$8,140,000
6,060,000	Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 2.310%, 11/1/2018	6,060,000
	TOTAL	84,447,000
	Municipals—0.5%
20,000,000	Alaska State Housing Finance Corp., (2017 Series B) Taxable Weekly VRDNs, 2.220%, 11/1/2018	20,000,000
	TOTAL NOTES-VARIABLE	1,658,902,071
	OTHER REPURCHASE AGREEMENTS—13.8%
80,000,000	Barclays Bank PLC, 2.380%, 11/16/2018, interest in a $100,000,000 collateralized loan agreement, dated 10/17/2018, will repurchase securities provided as collateral for $100,198,333, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $102,202,300 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
115,000,000	Barclays Bank PLC, 2.380%, 11/9/2018, interest in a $145,000,000 collateralized loan agreement, dated 10/10/2018, will repurchase securities provided as collateral for $145,287,583, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $148,193,335 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
30,000,000	BNP Paribas SA, 2.490%, 11/1/2018, interest in a $50,000,000 collateralized loan agreement, dated 10/31/2018, will repurchase securities provided as collateral for $50,003,458, in which asset-backed securities, corporate bonds, medium-term notes and U.S. government agency securities with a market value of $51,003,528 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
50,000,000	BNP Paribas SA, 2.320%, 11/1/2018, interest in a $50,000,000 collateralized loan agreement, dated 10/31/2018, will repurchase securities provided as collateral for $50,003,222, in which asset-backed securities, corporate bonds, collateralized mortgage-backed obligations, medium-term notes, U.S. treasury notes and U.S. government agency securities with a market value of $51,003,287 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	Citigroup Global Markets, Inc., 2.390%, 11/1/2018, interest in a $35,000,000 collateralized loan agreement, dated 10/31/2018, will repurchase securities provided as collateral for $35,002,324, in which convertible bonds and exchange traded securities with a market value of $35,703,487 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	Citigroup Global Markets, Inc., 3.082%, 2/1/2019, interest in a $60,000,000 collateralized loan agreement, dated 8/1/2018, will repurchase securities provided as collateral for $60,945,147, in which certificates of deposit, collateralized mortgage-backed obligations, corporate bonds and medium-term notes securities with a market value of $61,365,869 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
70,000,000	Citigroup Global Markets, Inc., 3.132%, 2/1/2019, interest in a $90,000,000 collateralized loan agreement, dated 8/1/2018, will repurchase securities provided as collateral for $91,440,720, in which asset-backed securities, corporate bonds and collateralized mortgage-backed obligations with a market value of $92,052,862 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
110,000,000	HSBC Securities (USA), Inc., 2.290%, 11/1/2018, interest in a $110,000,000 collateralized loan agreement, dated 10/31/2018, will repurchase securities provided as collateral for $110,006,997, in which corporate bonds, medium-term notes and U.S. government agency securities with a market value of $112,200,001 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
$50,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.390%, 11/1/2018, interest in a $100,000,000 collateralized loan agreement, dated 10/31/2018, will repurchase securities provided as collateral for $100,006,639, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
10,000,000	Wells Fargo Securities LLC, 2.960%, 1/23/2019, interest in a $10,000,000 collateralized loan agreement, dated 10/25/2018, will repurchase securities provided as collateral for $10,074,000, in which collateralized mortgage-backed obligations with a market value of $10,205,871 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	590,000,000
	REPURCHASE AGREEMENTS—5.1%
166,000,000	Interest in $700,000,000 joint repurchase agreement, 2.200% dated 10/31/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $700,042,778 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury bonds, U.S. treasury notes and U.S. government agency securities with various maturities to 11/15/2047 and the market value of those underlying securities was $714,043,669.	166,000,000
50,000,000	Interest in $200,000,000 joint repurchase agreement, 2.210% dated 10/31/2018 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,012,278 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,904,634.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	216,000,000
4

Principal Amount		Value
	INVESTMENT COMPANY—0.6%
26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31% [3] (IDENTIFIED COST $27,000,100)	$27,000,100
	TOTAL INVESTMENT IN SECURITIES—100.0% (AMORTIZED AND IDENTIFIED COST $4,268,716,845)	4,268,716,845
	OTHER ASSETS AND LIABILITIES—0.0%[4]	1,910,897
	TOTAL NET ASSETS—100%	$4,270,627,742
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.4% of the Fund's portfolio as calculated based upon total market value.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 10/31/2018	26,997,500
Value	$27,000,100
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$146,393
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at the fund's net asset value (NAV), which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$46,969,039	$—	$46,969,039
Bank Notes	—	50,000,000	—	50,000,000
Certificates of Deposit	—	333,071,476	—	333,071,476
Commercial Paper	—	1,346,774,159	—	1,346,774,159
Notes-Variable	—	1,658,902,071	—	1,658,902,071
Other Repurchase Agreements	—	590,000,000	—	590,000,000
Repurchase Agreements	—	216,000,000	—	216,000,000
Investment Company	27,000,100	—	—	27,000,100
TOTAL SECURITIES	$27,000,100	$4,241,716,745	$—	$4,268,716,845
The following acronyms are used throughout this portfolio:
COL	—Collateralized
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
6
Federated Government Reserves Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—37.0%
$120,750,000	[1]	Federal Farm Credit System Discount Notes, 2.190% - 2.580%, 2/8/2019 - 8/23/2019	$119,549,610
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.287% (1-month USLIBOR -0.020%), 12/3/2018	19,999,213
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.150% - 2.200% (1-month USLIBOR -0.080%), 11/13/2018 - 11/27/2018	49,995,348
74,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.171% - 2.195% (1-month USLIBOR -0.085%), 11/1/2018 - 11/15/2018	73,999,254
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.214% (1-month USLIBOR -0.060%), 11/4/2018	29,999,147
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.218% - 2.230% (1-month USLIBOR -0.065%), 11/12/2018 - 11/29/2018	49,999,073
39,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.235% - 2.238% (1-month USLIBOR -0.045%), 11/12/2018 - 11/21/2018	38,999,839
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.237% (1-month USLIBOR -0.043%), 11/15/2018 - 11/21/2018	39,999,826
56,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.240% (1-month USLIBOR -0.040%), 11/13/2018	55,999,593
22,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.240% (1-month USLIBOR -0.041%), 11/6/2018	22,800,000
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.240% (1-month USLIBOR -0.055%), 11/27/2018	9,999,472
8,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.247% (1-month USLIBOR -0.030%), 11/9/2018	8,500,000
14,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.406% (1-month USLIBOR +0.150%), 11/1/2018	14,509,224
306,500,000	[1]	Federal Home Loan Bank System Discount Notes, 1.800% - 2.359%, 11/16/2018 - 4/5/2019	305,130,543
165,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.061% (3-month USLIBOR -0.280%), 11/4/2018 - 11/6/2018	165,000,000
232,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.066% - 2.202% (3-month USLIBOR -0.275%), 11/7/2018 - 1/23/2019	232,000,000
42,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.068% (3-month USLIBOR -0.340%), 1/9/2019	42,500,000
106,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.098% - 2.114% (3-month USLIBOR -0.300%), 1/3/2019 - 1/10/2019	106,000,000
98,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.133% - 2.198% (3-month USLIBOR -0.210%), 11/1/2018 - 1/9/2019	97,999,756
36,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.141% (3-month USLIBOR -0.295%), 1/16/2019	36,000,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.146% (1-month USLIBOR -0.135%), 11/6/2018	75,000,000
177,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.149% - 2.155% (1-month USLIBOR -0.125%), 11/4/2018 - 11/21/2018	177,000,000
61,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.151% - 2.157% (1-month USLIBOR -0.130%), 11/8/2018 - 11/18/2018	61,000,000
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.152% - 2.155% (3-month USLIBOR -0.160%), 11/24/2018 - 11/28/2018	58,993,832
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.154% (1-month USLIBOR -0.120%), 11/4/2018	50,000,000
10,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.156% (3-month USLIBOR -0.185%), 11/10/2018	10,500,000
70,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.166% (1-month USLIBOR -0.115%), 11/25/2018	70,000,000
67,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% (1-month USLIBOR -0.110%), 11/22/2018	67,699,417
110,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.177% (1-month USLIBOR -0.105%), 11/19/2018 - 11/23/2018	110,000,000
26,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.187% (1-month USLIBOR -0.090%), 11/9/2018	26,000,000
85,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.192% (1-month USLIBOR -0.085%), 11/9/2018	85,000,000
77,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.198% - 2.241% (3-month USLIBOR -0.140%), 12/19/2018 - 12/26/2018	77,258,654
52,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.200% - 2.216% (1-month USLIBOR -0.065%), 11/3/2018 - 11/8/2018	51,997,775
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.202% - 2.214% (1-month USLIBOR -0.080%), 11/19/2018 - 11/26/2018	150,000,000
124,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.211% - 2.236% (1-month USLIBOR -0.045%), 11/1/2018 - 11/25/2018	124,699,140
86,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.224% -2.240% (1-month USLIBOR -0.050%), 11/4/2018 - 11/19/2018	86,250,000
23,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.225% (1-month USLIBOR -0.055%), 11/20/2018	23,250,000
76,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.227% (1-month USLIBOR -0.060%), 11/11/2018 - 11/18/2018	76,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.240% (1-month USLIBOR -0.040%), 11/22/2018	25,000,000
11,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.247% (1-month USLIBOR -0.035%), 11/23/2018	11,000,484
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.262% (1-month USLIBOR -0.025%), 11/18/2018	30,000,000
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.319% (3-month USLIBOR -0.150%), 1/22/2019	18,000,000
90,000,000		Federal Home Loan Bank System Notes, 2.400% - 2.480%, 10/11/2019 - 11/4/2019	90,000,000
40,350,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.260% (Secured Overnight Financing Rate +0.080%), 11/1/2018	40,350,000
36,325,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.300% (Secured Overnight Financing Rate +0.120%), 11/1/2018	36,325,000
22,600,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.340% (Secured Overnight Financing Rate +0.160%), 11/1/2018	22,600,000
		TOTAL GOVERNMENT AGENCIES	3,172,904,200
1

Principal Amount			Value
		U.S. TREASURY—12.5%
$100,000,000	[1]	United States Treasury Bills, 2.080%, 11/23/2018	$99,872,889
39,000,000	[1]	United States Treasury Bills, 2.100%, 1/10/2019	38,840,750
76,000,000	[1]	United States Treasury Bills, 2.130% - 2.145%, 1/17/2019	75,652,639
95,000,000	[1]	United States Treasury Bills, 2.160%, 1/31/2019	94,481,300
170,000,000	[1]	United States Treasury Bills, 2.180%, 2/7/2019	168,991,145
50,000,000	[1]	United States Treasury Bills, 2.180%, 2/14/2019	49,682,083
100,000,000	[1]	United States Treasury Bills, 2.241%, 3/7/2019	99,215,650
100,000,000	[1]	United States Treasury Bills, 2.262%, 3/14/2019	99,164,316
80,000,000	[1]	United States Treasury Bills, 2.311%, 3/21/2019	79,281,022
84,000,000	[1]	United States Treasury Bills, 2.415%, 4/18/2019	83,053,320
22,500,000	[2]	United States Treasury Floating Rate Notes, 2.352% (91-day T-Bill +0.033%), 11/6/2018	22,502,639
18,750,000	[2]	United States Treasury Floating Rate Notes, 2.364% (91-day T-Bill +0.045%), 11/6/2018	18,750,000
75,000,000		United States Treasury Notes, 1.375% - 1.500%, 2/28/2019	74,795,637
35,000,000		United States Treasury Notes, 1.500%, 10/31/2019	34,592,481
28,700,000		United States Treasury Notes, 3.625%, 8/15/2019	28,924,671
		TOTAL U.S. TREASURY	1,067,800,542
		REPURCHASE AGREEMENTS—50.5%
200,000,000		Repurchase agreement, 2.210% dated 10/31/2018 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $200,012,278 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2048 and the market value of those underlying securities was $205,408,831.	200,000,000
492,000,000		Interest in $700,000,000 joint repurchase agreement, 2.200% dated 10/31/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $700,042,778 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 11/15/2047 and the market value of those underlying securities was $714,043,669.	492,000,000
100,000,000		Repurchase agreement, 2.200% dated 10/31/2018 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,006,111 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $102,006,239.	100,000,000
150,000,000		Interest in $200,000,000 joint repurchase agreement, 2.210% dated 10/31/2018 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,012,278 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,904,634.	150,000,000
72,795,000		Interest in $73,000,000 joint repurchase agreement, 2.210% dated 10/31/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $73,004,481 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 10/20/2048 and the market value of those underlying securities was $75,035,754.	72,795,000
80,000,000		Repurchase agreement, 2.190% dated 9/12/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $80,467,200 on 12/17/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 10/20/2048 and the market value of those underlying securities was $81,965,389.	80,000,000
50,000,000		Repurchase agreement, 2.230% dated 9/26/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,281,847 on 12/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2048 and the market value of those underlying securities was $51,113,768.	50,000,000
500,000,000		Repurchase agreement, 2.210% dated 10/30/2018 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,214,861 on 11/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 10/16/2056 and the market value of those underlying securities was $512,178,840.	500,000,000
1,500,000,000		Repurchase agreement, 2.200% dated 10/31/2018 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,500,091,667 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/15/2027 and the market value of those underlying securities was $1,530,000,006.	1,500,000,000
500,000,000		Repurchase agreement, 2.210% dated 10/30/2018 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $500,214,861 on 11/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $510,000,000.	500,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement, 2.210% dated 10/31/2018 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,003,069 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $51,000,000.	$50,000,000
28,800,000	Interest in $300,000,000 joint repurchase agreement, 2.200% dated 10/31/2018 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $300,018,333 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/15/2028 and the market value of those underlying securities was $306,018,749.	28,800,000
250,000,000	Repurchase agreement, 2.210% dated 10/31/2018 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $250,015,347 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/16/2060 and the market value of those underlying securities was $255,499,183.	250,000,000
300,000,000	Repurchase agreement, 2.210% dated 10/31/2018 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $300,018,417 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $306,018,785.	300,000,000
50,000,000	Repurchase agreement, 2.210% dated 10/31/2018 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,003,069 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $51,003,132.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	4,323,595,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)	8,564,299,742
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(4,070,453)
	TOTAL NET ASSETS—100%	$8,560,229,289
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
3

The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
4
Federated Government Obligations Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—37.4%
$130,000,000	[1]	Federal Farm Credit System Discount Notes, 2.020%—2.250%, 12/17/2018 - 3/5/2019	$129,250,945
153,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.132%—2.163% (3-month USLIBOR -0.180%), 11/1/2018 - 11/19/2018	153,704,154
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.150% (1-month USLIBOR -0.130%), 11/20/2018	100,000,000
346,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.150%—2.200% (1-month USLIBOR -0.080%), 11/13/2018 - 11/27/2018	345,970,092
70,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.154% (1-month USLIBOR -0.126%), 11/13/2018	70,000,198
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.155% (1-month USLIBOR -0.125%), 11/13/2018	49,994,483
439,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.171%—2.195% (1-month USLIBOR -0.085%), 11/1/2018 - 11/15/2018	438,995,522
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.177% (1-month USLIBOR -0.120%), 11/30/2018	49,998,874
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.179% (1-month USLIBOR -0.095%), 11/4/2018	74,999,396
536,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.214%—2.222% (1-month USLIBOR -0.060%), 11/4/2018 - 11/23/2018	536,694,377
304,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.218%—2.230% (1-month USLIBOR -0.065%), 11/12/2018 - 11/29/2018	304,744,540
240,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.219% (1-month USLIBOR -0.075%), 11/26/2018	240,000,000
308,850,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.235%—2.238% (1-month USLIBOR -0.045%), 11/12/2018 - 11/21/2018	308,849,118
237,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.237% (1-month USLIBOR -0.043%), 11/15/2018 - 11/21/2018	236,998,972
338,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.240% (1-month USLIBOR -0.040%), 11/13/2018	337,997,543
137,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.240% (1-month USLIBOR -0.041%), 11/6/2018	137,000,000
171,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.240% (1-month USLIBOR -0.055%), 11/27/2018	170,990,971
174,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.247%—2.250% (1-month USLIBOR -0.030%), 11/9/2018 - 11/23/2018	173,992,352
265,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.282% (1-month USLIBOR -0.020%), 12/3/2018	264,989,567
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.327% (3-month USLIBOR -0.150%), 1/23/2019	75,000,000
78,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.337% (1-month USLIBOR +0.055%), 11/19/2018	77,999,730
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.400% (1-month USLIBOR +0.120%), 11/13/2018	100,007,604
3,887,000,000	[1]	Federal Home Loan Bank System Discount Notes, 1.800%—2.355%, 11/2/2018 - 4/3/2019	3,872,270,030
1,240,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.058%—2.063% (3-month USLIBOR -0.280%), 11/4/2018 - 11/11/2018	1,240,000,000
1,724,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.066%—2.202% (3-month USLIBOR -0.275%), 11/7/2018 - 1/23/2019	1,724,000,000
342,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.068% (3-month USLIBOR -0.340%), 1/9/2019	342,500,000
744,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.098%—2.136% (3-month USLIBOR -0.300%), 1/3/2019 - 1/16/2019	744,200,000
712,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.133%—2.198% (3-month USLIBOR -0.210%), 11/1/2018 - 1/9/2019	711,998,544
279,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.141% (3-month USLIBOR -0.295%), 1/16/2019	279,800,000
557,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.142%—2.146% (1-month USLIBOR -0.135%), 11/6/2018 - 11/9/2018	557,100,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.146% (3-month USLIBOR -0.195%), 11/10/2018	19,994,278
694,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.147%—2.157% (1-month USLIBOR -0.130%), 11/8/2018 - 11/18/2018	694,500,000
1,506,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.149%—2.158% (1-month USLIBOR -0.125%), 11/4/2018 - 11/21/2018	1,506,300,000
500,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.151%—2.174% (3-month USLIBOR -0.160%), 11/24/2018 - 12/12/2018	499,943,694
325,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.154% (1-month USLIBOR -0.120%), 11/4/2018	325,000,000
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.156% (3-month USLIBOR -0.185%), 11/10/2018	63,000,000
232,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.166% (1-month USLIBOR -0.115%), 11/25/2018	232,000,000
258,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.170% (1-month USLIBOR -0.110%), 11/22/2018	257,997,078
825,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.177% (1-month USLIBOR -0.105%), 11/19/2018 - 11/23/2018	825,000,000
321,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.185% (1-month USLIBOR -0.095%), 11/21/2018	321,000,000
167,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.187% (1-month USLIBOR -0.090%), 11/9/2018	167,000,000
459,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.192%—2.195% (1-month USLIBOR -0.085%), 11/9/2018 - 11/13/2018	459,000,000
415,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.198%—2.241% (3-month USLIBOR -0.140%), 12/19/2018 - 12/26/2018	415,070,316
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.200%—2.216% (1-month USLIBOR -0.065%), 11/3/2018 - 11/8/2018	367,985,051
1,186,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.202%—2.214% (1-month USLIBOR -0.080%), 11/19/2018 - 11/26/2018	1,186,500,000
607,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.211%—2.236% (1-month USLIBOR -0.045%), 11/1/2018 - 11/25/2018	606,998,368
684,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.220%—2.227% (1-month USLIBOR -0.060%), 11/11/2018 - 11/22/2018	684,000,000
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$704,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.224%—2.240% (1-month USLIBOR -0.050%), 11/4/2018 - 11/19/2018	$704,000,000
168,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.225% (1-month USLIBOR -0.055%), 11/20/2018	168,000,000
174,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.240% (1-month USLIBOR -0.040%), 11/22/2018	174,750,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.247% (1-month USLIBOR -0.035%), 11/23/2018	50,002,201
245,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.255% (1-month USLIBOR -0.025%), 11/20/2018	245,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.280% (1-month USLIBOR +0.000%), 11/13/2018	250,000,000
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.319% (3-month USLIBOR -0.150%), 1/22/2019	59,000,000
794,250,000		Federal Home Loan Bank System, 1.750%—2.480%, 12/14/2018 - 11/4/2019	794,251,422
250,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 2.075%, 11/20/2018	249,726,215
216,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.159% (1-month USLIBOR -0.115%), 11/4/2018	216,000,000
170,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.185% (1-month USLIBOR -0.095%), 11/20/2018	170,000,000
414,049,675	[2]	Housing and Urban Development Floating Rate Notes, 2.596% (3-month USLIBOR +0.200%), 11/1/2018	414,049,675
50,000,000	[1]	Tennessee Valley Authority Discount Notes, 2.190%, 11/20/2018	49,942,208
		TOTAL GOVERNMENT AGENCIES	26,026,057,518
		U.S. TREASURIES—11.7%
727,000,000	[1]	United States Treasury Bills, 2.080%, 11/23/2018	726,075,902
295,000,000	[1]	United States Treasury Bills, 2.100%, 1/10/2019	293,795,416
555,000,000	[1]	United States Treasury Bills, 2.130%—2.145%, 1/17/2019	552,463,585
720,000,000	[1]	United States Treasury Bills, 2.160%, 1/31/2019	716,068,800
1,250,000,000	[1]	United States Treasury Bills, 2.180%, 2/7/2019	1,242,581,945
840,000,000	[1]	United States Treasury Bills, 2.240%, 3/7/2019	833,414,403
600,000,000	[1]	United States Treasury Bills, 2.265%, 3/14/2019	594,979,251
349,500,000	[1]	United States Treasury Bills, 2.311%, 3/21/2019	346,358,966
429,000,000	[1]	United States Treasury Bills, 2.323%—2.333%, 4/4/2019	424,725,569
374,000,000	[1]	United States Treasury Bills, 2.402%—2.415%, 4/18/2019	369,797,153
300,000,000	[1]	United States Treasury Bills, 2.425%, 5/2/2019	296,322,083
172,000,000	[2]	United States Treasury Floating Rate Notes, 2.352% (91-day T-Bill +0.033%), 11/6/2018	172,020,172
151,500,000	[2]	United States Treasury Floating Rate Notes, 2.364% (91-day T-Bill +0.045%), 11/6/2018	151,500,000
158,000,000		United States Treasury Notes, 1.250%—1.625%, 4/30/2019	157,183,280
833,200,000		United States Treasury Notes, 1.375%—1.500%, 2/28/2019	831,002,806
282,350,000		United States Treasury Notes, 1.500%, 10/31/2019	279,062,482
174,000,000		United States Treasury Notes, 3.625%, 8/15/2019	175,362,106
		TOTAL U.S. TREASURIES	8,162,713,919
		REPURCHASE AGREEMENTS—51.2%
750,000,000		Interest in $1,100,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,100,067,528 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2068 and the market value of those underlying securities was $1,129,193,140.	750,000,000
325,000,000		Interest in $400,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $400,024,556 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2048 and the market value of those underlying securities was $410,294,171.	325,000,000
700,000,000		Repurchase agreement 2.210%, dated 10/31/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $700,042,972 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2064 and the market value of those underlying securities was $719,522,625.	700,000,000
425,000,000		Repurchase agreement 2.210%, dated 10/31/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $425,026,090 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/15/2060 and the market value of those underlying securities was $436,430,772.	425,000,000
649,000,000		Interest in $900,000,000 joint repurchase agreement 2.190%, dated 9/12/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $905,201,250 on 12/17/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2048 and the market value of those underlying securities was $920,765,382.	649,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,006,111 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $102,006,293.	$100,000,000
2,200,000,000	Interest in $5,500,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,500,336,111 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $5,580,078,519.	2,200,000,000
95,000,000	Repurchase agreement 2.210%, dated 10/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $95,005,832 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2048 and the market value of those underlying securities was $96,905,996.	95,000,000
348,000,000	Interest in $665,000,000 joint repurchase agreement 2.230%, dated 9/26/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $668,748,568 on 12/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $679,812,620.	348,000,000
225,000,000	Interest in $300,000,000 joint repurchase agreement 2.240%, dated 9/27/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $301,717,333 on 12/28/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2048 and the market value of those underlying securities was $306,668,996.	225,000,000
200,000,000	Interest in $300,000,000 joint repurchase agreement 2.250%, dated 10/25/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $301,162,500 on 12/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2048 and the market value of those underlying securities was $306,133,881.	200,000,000
244,689,000	Interest in $482,000,000 joint repurchase agreement 2.220%, dated 10/31/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $482,029,723 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 12/20/2045 and the market value of those underlying securities was $491,670,318.	244,689,000
200,000,000	Repurchase agreement 2.210%, dated 10/31/2018 under which Bank of Montreal will repurchase securities provided as collateral for $200,012,278 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $204,470,531.	200,000,000
83,000,000	Interest in $113,000,000 joint repurchase agreement 2.300%, dated 10/12/2018 under which Bank of Montreal will repurchase securities provided as collateral for $113,635,311 on 1/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $115,594,869.	83,000,000
950,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,000,061,389 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $1,020,984,336.	950,000,000
1,149,000,000	Interest in $2,650,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,650,161,944 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $2,703,165,192.	1,149,000,000
500,000,000	Repurchase agreement 2.220%, dated 10/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,030,833 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $510,031,470.	500,000,000
250,000,000	Repurchase agreement 2.220%, dated 10/31/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,015,417 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2048 and the market value of those underlying securities was $255,016,715.	250,000,000
500,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,030,556 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,031,207.	500,000,000
250,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $250,015,278 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $255,015,603.	250,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.210%, dated 10/30/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,429,722 on 11/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2068 and the market value of those underlying securities was $1,022,009,061.	750,000,000
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000	Interest in $600,000,000 joint repurchase agreement 2.250%, dated 10/29/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $602,437,500 on 1/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/15/2027 and the market value of those underlying securities was $612,114,840.	$300,000,000
6,000,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,000,366,667 on 11/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $6,120,000,041.	6,000,000,000
1,000,000,000	Repurchase agreement 2.210%, dated 10/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,061,389 on 11/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,037,960,980.	1,000,000,000
250,000,000	Repurchase agreement 2.210%, dated 10/31/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,015,347 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2056 and the market value of those underlying securities was $255,000,000.	250,000,000
200,000,000	Repurchase agreement 2.210%, dated 10/31/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $200,012,278 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $204,000,000.	200,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 2.210%, dated 10/30/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,214,861 on 11/6/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $510,000,000.	400,000,000
500,000,000	Repurchase agreement 2.220%, dated 10/31/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,030,833 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $511,012,758.	500,000,000
300,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,018,333 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 6/15/2021 and the market value of those underlying securities was $303,356,075.	300,000,000
2,000,000,000	Interest in $3,500,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,213,889 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $3,555,050,419.	2,000,000,000
250,000,000	Repurchase agreement 2.200%, dated 10/30/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,106,944 on 11/6/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2048 and the market value of those underlying securities was $255,109,146.	250,000,000
64,800,000	Repurchase agreement 2.210%, dated 10/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $64,803,978 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2048 and the market value of those underlying securities was $66,100,058.	64,800,000
750,000,000	Repurchase agreement 2.210%, dated 10/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $750,046,042 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2048 and the market value of those underlying securities was $765,242,125.	750,000,000
430,000,000	Interest in $450,000,000 joint repurchase agreement 2.220%, dated 10/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,027,750 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2049 and the market value of those underlying securities was $463,155,913.	430,000,000
1,000,000,000	Interest in $1,800,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Mitsubishi UFJ Securities (USA), will repurchase securities provided as collateral for $1,800,110,500 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2058 and the market value of those underlying securities was $1,852,792,834.	1,000,000,000
250,002,900	Repurchase agreement 2.200%, dated 10/31/2018 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $250,018,178 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2019 and the market value of those underlying securities was $253,590,314.	250,002,900
374,006,000	Interest in $550,000,000 joint repurchase agreement 2.220%, dated 10/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,033,917 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2058 and the market value of those underlying securities was $563,326,335.	374,006,000
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,300,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,300,079,444 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,326,081,072.	$1,300,000,000
803,883,000	Interest in $2,200,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,135,056 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/16/2060 and the market value of those underlying securities was $2,253,843,431.	803,883,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $2,000,122,222 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $2,040,000,074.	1,000,000,000
750,000,000	Repurchase agreement 2.190%, dated 10/25/2018 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $750,319,375 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $765,000,060.	750,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $1,000,061,389 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2048 and the market value of those underlying securities was $1,020,678,826.	500,000,000
348,030,000	Repurchase agreement 2.230%, dated 10/31/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $348,051,559 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $354,127,508.	348,030,000
348,188,000	Repurchase agreement 2.220%, dated 10/31/2018 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $348,209,472 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $354,237,691.	348,188,000
499,000,000	Interest in $750,000,000 joint repurchase agreement 2.190%, dated 9/13/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $754,106,250 on 12/12/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2066 and the market value of those underlying securities was $769,820,510.	499,000,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 2.210%, dated 10/25/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $750,322,292 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $765,328,768.	500,000,000
1,047,000,000	Interest in $1,500,000,000 joint repurchase agreement 2.330%, dated 10/16/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,508,737,500 on 1/14/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $1,542,090,481.	1,047,000,000
250,000,000	Repurchase agreement 2.330%, dated 10/17/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $251,440,069 on 1/14/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $256,850,883.	250,000,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 2.200%, dated 10/30/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $750,320,833 on 11/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/15/2058 and the market value of those underlying securities was $765,093,501.	500,000,000
375,000,000	Interest in $750,000,000 joint repurchase agreement 2.230%, dated 10/9/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $751,440,208 on 11/9/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $766,090,003.	375,000,000
528,700,000	Interest in $3,000,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,183,333 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $3,072,345,113.	528,700,000
1,160,074,000	Interest in $3,000,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,184,167 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2047 and the market value of those underlying securities was $3,069,284,187.	1,160,074,000
400,000,000	Repurchase agreement 2.220%, dated 10/31/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,024,667 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $408,025,161.	400,000,000
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement 2.210%, dated 10/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,003,069 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 6/20/2048 and the market value of those underlying securities was $51,003,131.	$50,000,000
386,000,000	Interest in $2,386,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,386,146,474 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $2,433,876,600.	386,000,000
	TOTAL REPURCHASE AGREEMENTS	35,708,372,900
	TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)	69,897,144,337
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(214,762,879)
	TOTAL NET ASSETS—100%	$69,682,381,458
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of October 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
6
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—80.4%
$434,000,000	[1]	Federal Farm Credit System Discount Notes, 1.760% - 2.580%, 11/19/2018 - 8/23/2019	$430,788,092
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.000% (1-month USLIBOR -0.020%), 12/3/2018	19,999,213
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.096% (1-month USLIBOR -0.165%), 11/2/2018	99,999,993
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.142% (1-month USLIBOR -0.145%), 11/18/2018	74,994,494
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.150% (1-month USLIBOR -0.080%), 11/27/2018	49,997,527
135,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.154% (1-month USLIBOR -0.126%), 11/13/2018	135,000,776
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.155% (1-month USLIBOR -0.125%), 11/22/2018	50,000,000
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.163% (3-month USLIBOR -0.180%), 11/1/2018	69,515,158
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.172% (1-month USLIBOR -0.115%), 11/11/2018	100,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.174% (1-month USLIBOR -0.100%), 11/4/2018	49,997,890
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.177% (1-month USLIBOR -0.120%), 11/30/2018	49,998,874
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.179% (1-month USLIBOR -0.095%), 11/4/2018	49,999,598
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.185% (1-month USLIBOR -0.110%), 11/27/2018	25,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.218% (1-month USLIBOR -0.065%), 11/12/2018	24,999,201
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.230% (3-month USLIBOR -0.195%), 1/12/2019	9,998,831
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.250% (3-month USLIBOR -0.270%), 1/30/2019	24,996,692
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.262% (1-month USLIBOR -0.025%), 11/24/2018	19,999,677
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.327% (3-month USLIBOR -0.150%), 1/23/2019	50,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.470% - 2.484% (1-month USLIBOR +0.190%), 11/16/2018 - 11/26/2018	30,067,725
10,000,000		Federal Farm Credit System Notes, 1.340%, 11/30/2018	9,993,544
2,208,356,000	[1]	Federal Home Loan Bank System Discount Notes, 2.000% - 2.398%, 11/1/2018 - 4/10/2019	2,204,257,301
69,610,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.140% (1-month USLIBOR -0.140%), 11/21/2018	69,600,144
175,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.149% - 2.169% (1-month USLIBOR -0.125%), 11/4/2018 - 11/26/2018	175,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.152% (3-month USLIBOR -0.160%), 11/24/2018	50,003,959
51,035,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.165% (1-month USLIBOR -0.130%), 11/28/2018	51,028,407
125,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.191% (1-month USLIBOR -0.090%), 11/25/2018	125,012,527
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.211% (1-month USLIBOR -0.045%), 11/1/2018	29,999,675
1,925,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.245% (3-month USLIBOR -0.163%), 1/5/2019	1,924,642
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.262% (1-month USLIBOR -0.025%), 11/18/2018	20,000,000
25,000,000		Federal Home Loan Bank System Notes, 2.480%, 11/4/2019	25,000,000
300,000,000	[1]	Tennessee Valley Authority Discount Notes, 2.190% - 2.200%, 11/6/2018 - 11/20/2018	299,865,941
		TOTAL GOVERNMENT AGENCIES	4,427,039,881
		U.S. TREASURY—23.7%
278,310,000		United States Treasury Bills, 2.030%, 11/15/2018	278,090,290
250,000,000		United States Treasury Bills, 2.030% - 2.165%, 11/29/2018	249,584,278
37,000,000		United States Treasury Bills, 2.041%, 11/1/2018	37,000,000
100,000,000		United States Treasury Bills, 2.180%, 2/7/2019	99,406,556
62,500,000		United States Treasury Bills, 2.240%, 3/7/2019	62,010,000
100,000,000		United States Treasury Bills, 2.266%, 3/14/2019	99,162,839
15,000,000		United States Treasury Bills, 2.333%, 4/4/2019	14,850,331
250,000,000		United States Treasury Bills, 2.380%, 4/11/2019	247,339,028
15,000,000	[2]	United States Treasury Floating Rate Notes, 2.319% (91-day T-Bill +0.000%), 11/6/2018	15,000,389
24,000,000	[2]	United States Treasury Floating Rate Notes, 2.352% (91-day T-Bill +0.033%), 11/6/2018	23,998,376
12,090,000	[2]	United States Treasury Floating Rate Notes, 2.364% (91-day T-Bill +0.045%), 11/6/2018	12,090,000
50,000,000	[2]	United States Treasury Floating Rate Notes, 2.389% (91-day T-Bill +0.070%), 11/6/2018	49,997,754
94,000,000		United States Treasury Notes, 1.250%, 11/30/2018	93,927,436
1

Principal Amount		Value
	U.S. TREASURY—continued
$20,000,000	United States Treasury Notes, 1.625%, 4/30/2019	$19,919,916
	TOTAL U.S. TREASURY	1,302,377,193
	TOTAL INVESTMENT IN SECURITIES—104.1% (AT AMORTIZED COST)	5,729,417,074
	OTHER ASSETS AND LIABILITIES - NET—(4.1)%[3]	(223,836,206)
	TOTAL NET ASSETS—100%	$5,505,580,868
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value (NAV) per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Note: The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
2
Federated Institutional Money Market Management
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
		BANK NOTE—2.3%
		Finance - Banking—2.3%
$1,000,000		Bank of America N.A., 2.600%, 4/4/2019 (IDENTIFIED COST $1,000,000)	$999,842
		CERTIFICATES OF DEPOSIT—3.4%
		Finance - Banking—3.4%
1,000,000		Bank of Montreal, 2.380%, 12/27/2018	1,000,000
500,000		Wells Fargo Bank International, 2.640%, 3/21/2019	499,890
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,500,000)	1,499,890
	[1]	COMMERCIAL PAPER—37.6%
		Finance - Banking—9.2%
400,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.405%, 11/30/2018	399,227
1,500,000		Banque et Caisse d'Epargne de L'Etat, 2.471%, 3/6/2019	1,486,486
400,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.253%, 11/27/2018	399,353
300,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.355%, 11/26/2018	299,510
1,500,000		Nederlandse Waterschapsbank NV, 2.168%, 11/2/2018	1,499,910
		TOTAL	4,084,486
		Finance - Retail—14.4%
300,000		CRC Funding, LLC, 2.301%, 11/5/2018	299,923
1,000,000		Old Line Funding, LLC, 2.417%, 1/7/2019	995,420
500,000		Old Line Funding, LLC, 2.524%, 2/19/2019	496,004
2,100,000		Sheffield Receivables Company LLC, 2.348%—2.472%, 11/5/2018 - 12/18/2018	2,094,443
1,600,000		Starbird Funding Corp., 2.283%—2.516%, 11/14/2018 - 1/16/2019	1,596,450
900,000		Thunder Bay Funding, LLC, 2.417%—2.623%, 1/9/2019 - 2/20/2019	894,458
		TOTAL	6,376,698
		Finance - Securities—7.2%
1,900,000		Anglesea Funding LLC, 2.466%—2.487%, 1/2/2019	1,891,880
1,300,000		Longship Funding LLC, 2.251%, 11/6/2018	1,299,594
		TOTAL	3,191,474
		Insurance—2.2%
1,000,000		UnitedHealth Group, Inc., 2.505%, 12/31/2018	995,642
		Sovereign—4.6%
2,050,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.254%—2.360%, 11/22/2018 - 1/10/2019	2,045,130
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $16,694,995)	16,693,430
	[2]	NOTES - VARIABLE—29.8%
		Aerospace/Auto—2.3%
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.430% (Secured Overnight Financing Rate +0.250%), 11/1/2018	999,978
		Finance - Banking—26.4%
500,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.456% (1-month USLIBOR +0.200%), 11/1/2018	500,000
1,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.512% (1-month USLIBOR +0.225%), 11/19/2018	1,000,000
330,000		Bank of Montreal, 2.587% (3-month USLIBOR +0.250%), 12/18/2018	330,257
300,000		Bank of Montreal, 2.751% (3-month USLIBOR +0.210%), 11/1/2018	300,000
500,000		Canadian Imperial Bank of Commerce, 2.501% (3-month USLIBOR +0.180%), 12/3/2018	500,440
1,000,000		Canadian Imperial Bank of Commerce, 2.604% (1-month USLIBOR +0.310%), 11/26/2018	1,000,435
2,085,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, Weekly VRDN (Northern Trust Co., Chicago, IL LOC), 2.280%, 11/1/2018	2,085,000
1

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$500,000		Royal Bank of Canada, 2.524% (1-month USLIBOR +0.250%), 11/5/2018	$500,205
1,000,000		Royal Bank of Canada, 2.548% (3-month USLIBOR +0.150%), 1/3/2019	1,000,385
1,000,000		Toronto Dominion Bank, 2.486% (1-month USLIBOR +0.230%), 11/1/2018	1,000,000
1,000,000		Toronto Dominion Bank, 2.527% (1-month USLIBOR +0.230%), 11/30/2018	1,000,000
500,000		Wells Fargo Bank, N.A., 2.558% (3-month USLIBOR +0.150%), 1/8/2019	500,212
500,000		Wells Fargo Bank, N.A., 2.690% (3-month USLIBOR +0.200%), 1/25/2019	500,214
1,500,000		Westpac Banking Corp. Ltd., Sydney, 2.467% (1-month USLIBOR +0.190%), 11/9/2018	1,499,672
		TOTAL	11,716,820
		Finance - Securities—1.1%
500,000		Collateralized Commercial Paper II Co. LLC, 2.486% (3-month USLIBOR +0.100%), 12/24/2018	499,934
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $13,215,161)	13,216,732
		OTHER REPURCHASE AGREEMENTS—12.8%
		Finance - Banking—12.8%
1,500,000		BNP Paribas S.A. 2.49%, dated 10/31/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,729 on 11/1/2018, in which asset-backed securities, corporate bonds and medium term notes with a market value of $25,524,753 have been received as collateral and held with BNY Mellon as tri-party agent.	1,500,000
1,600,000		Citigroup Global Markets, Inc., 2.69%, dated 10/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,736 on 11/1/2018, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $51,004,124 have been received as collateral and held with BNY Mellon as tri-party agent.	1,600,000
1,600,000		HSBC Securities (USA), Inc., 2.39%, dated 10/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,917 on 11/1/2018, in which corporate bonds with a market value of $306,000,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	1,600,000
1,000,000		MUFG Securities Americas, Inc., 2.39%, dated 10/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,917 on 11/1/2018, in which asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $306,040,631 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $5,700,000)	5,700,000
		REPURCHASE AGREEMENTS—15.0%
		Finance - Banking—15.0%
1,756,000		Interest in $2,200,000,000 joint repurchase agreement 2.21%, dated 10/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,135,056 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/16/2060 and the market value of those underlying securities was $2,253,843,431.	1,756,000
4,900,000		Interest in $250,000,000 joint repurchase agreement 2.21%, dated 10/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,015,347 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $255,015,655.	4,900,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $6,656,000)	6,656,000
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $44,766,156)	44,765,894
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[3]	(391,039)
		TOTAL NET ASSETS—100%	$44,374,855
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Current rate and current maturity or next reset date shown for floating/variable rate notes. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
2

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDN	—Variable Rate Demand Note
3
Federated Municipal Obligations Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.2%
		Alabama—6.6%
$ 3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs (FNMA LOC), 1.720%, 11/1/2018	$3,470,000
1,345,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.710%, 11/1/2018	1,345,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.740%, 11/1/2018	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.770%, 11/1/2018	15,000,000
13,650,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs (Comerica Bank LOC), 1.710%, 11/1/2018	13,650,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs (Comerica Bank LOC), 1.710%, 11/1/2018	10,000,000
4,650,000		Montgomery, AL IDB (Andersons ALACO Lawn, Inc.), (Series 1999) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.710%, 11/1/2018	4,650,000
9,800,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs (GTD by Nucor Corp.), 1.890%, 11/7/2018	9,800,000
54,860,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.740%, 11/1/2018	54,860,000
20,080,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.740%, 11/1/2018	20,080,000
		TOTAL	182,855,000
		Arizona—0.7%
7,221,000		Flagstaff, AZ IDA (Joy Cone Co.), (Series 1999) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.720%, 11/1/2018	7,221,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.790%, 11/1/2018	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.710%, 11/1/2018	6,750,000
		TOTAL	19,581,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.840%, 11/7/2018	3,830,000
		California—5.5%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs (City National Bank LOC), 1.670%, 11/1/2018	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.750%, 11/1/2018	23,745,000
13,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), 1.80% CP, Mandatory Tender 2/12/2019	13,000,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs (Bank of America N.A. LIQ), 1.610%, 11/1/2018	2,295,000
2,245,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs (Comerica Bank LOC), 1.750%, 11/1/2018	2,245,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs (CoBank, ACB LOC), 1.710%, 11/1/2018	2,000,000
825,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs (Comerica Bank LOC), 1.710%, 11/7/2018	825,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.710%, 11/1/2018	3,000,000
1,500,000		California PCFA (Pacific Gas & Electric Co.), (1996 Series C) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.700%, 11/1/2018	1,500,000
19,750,000		California PCFA (Recology, Inc.), (Series 2018A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.670%, 11/1/2018	19,750,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.690%, 11/7/2018	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.710%, 11/1/2018	2,940,000
1,500,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.830%, 11/1/2018	1,500,000
8,500,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 2.080%, 11/1/2018	8,500,000
4,000,000		Coast CCD, CA, Tender Option Bond Trust Receipt (2018-XM0869) Weekly VRDNs (Royal Bank of Canada LIQ), 1.600%, 11/1/2018	4,000,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.600%, 11/1/2018	2,000,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 1.750%, 11/1/2018	19,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs (Royal Bank of Canada LIQ), 1.740%, 11/1/2018	2,000,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$7,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs (Royal Bank of Canada LIQ), 1.700%, 11/1/2018	$7,500,000
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.600%, 11/1/2018	1,000,000
		TOTAL	152,210,000
		Colorado—1.1%
7,405,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/17/2019	7,405,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.710%, 11/1/2018	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.800%, 11/1/2018	4,615,000
1,625,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.750%, 11/1/2018	1,625,000
1,750,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.850%, 11/1/2018	1,750,000
11,155,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 1.73% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/24/2019	11,155,000
		TOTAL	29,850,000
		Connecticut—0.8%
2,631,000		Berlin, CT, 3.00% BANs, 6/26/2019	2,645,299
2,480,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.680%, 11/1/2018	2,480,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 1.690%, 11/1/2018	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	11,500,000
		TOTAL	21,625,299
		District of Columbia—0.2%
4,760,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/29/2018	4,760,000
		Florida—7.7%
14,105,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.720%, 11/1/2018	14,105,000
14,450,000		Broward County, FL HFA (Sanctuary Cove Apartments), (Series 2003 A) Weekly VRDNs (FNMA LOC), 1.650%, 11/1/2018	14,450,000
18,750,000		Central Florida Expressway Authority, Golden Blue (Series 2018-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	18,750,000
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.78% CP, Mandatory Tender 1/3/2019	10,000,000
13,000,000		Florida Housing Finance Corp. (Prime/Commander Drive, LLC) Weekly VRDNs (FNMA LOC), 1.650%, 11/1/2018	13,000,000
4,970,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/13/2018	4,970,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/20/2018	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25), 1.85% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 4/1/2019	5,000,000
11,600,000		Hillsborough County, FL HFA (Hunters Run LLC) Weekly VRDNs (FNMA LOC), 1.650%, 11/1/2018	11,600,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.76% CP, Mandatory Tender 12/11/2018	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), 1.76% CP, Mandatory Tender 12/11/2018	13,000,000
3,650,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.740%, 11/1/2018	3,650,000
11,000,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs (Royal Bank of Canada LOC), 1.670%, 11/7/2018	11,000,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.750%, 11/1/2018	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs (FHLB of San Francisco LOC), 1.660%, 11/1/2018	7,650,000
1,790,000		Seminole County, FL IDA (3100 Camp Road LLC), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 1.630%, 11/1/2018	1,790,000
14,090,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Certificates (Series 2018-XF2523) Weekly VRDNs (Barclays Bank PLC LIQ), 1.720%, 11/1/2018	14,090,000
27,400,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.700%, 11/1/2018	27,400,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.80% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 1/15/2019	10,000,000
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$9,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, 11/1/2018	$9,000,000
1,600,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.740%, 11/1/2018	1,600,000
		TOTAL	214,705,000
		Georgia—4.1%
6,200,000		Cobb County, GA Housing Authority (Walton Reserve Apartments), (Series 2002) Weekly VRDNs (SunTrust Bank LOC), 1.670%, 11/7/2018	6,200,000
3,870,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.720%, 11/1/2018	3,870,000
15,490,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.78% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/27/2018	15,490,000
3,000,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.720%, 11/1/2018	3,000,000
27,960,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2), 1.70% TOBs (Royal Bank of Canada LOC), Optional Tender 12/1/2018	27,960,000
44,015,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.720%, 11/1/2018	44,015,000
400,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.670%, 11/7/2018	400,000
5,605,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs (SunTrust Bank LOC), 1.670%, 11/7/2018	5,605,000
6,450,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.750%, 11/1/2018	6,450,000
		TOTAL	112,990,000
		Hawaii—0.2%
4,600,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 2.050%, 11/1/2018	4,600,000
		Illinois—2.4%
20,000,000		Chicago, IL (Chicago, IL O'Hare International Airport), (Series A-1), 1.80% CP (Bank of America N.A. LOC), Mandatory Tender 12/12/2018	20,000,000
8,750,000		Chicago, IL (Chicago, IL O'Hare International Airport), (Series C-1), 1.80% CP (Barclays Bank PLC LOC), Mandatory Tender 12/12/2018	8,750,000
4,160,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.700%, 11/1/2018	4,160,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.750%, 11/1/2018	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs (MUFG Bank Ltd. LOC), 1.710%, 11/1/2018	6,000,000
1,075,000		Illinois Development Finance Authority IDB (Val-Matic Valve & Manufacturing Corp.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.770%, 11/1/2018	1,075,000
15,000,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.730%, 11/1/2018	15,000,000
6,625,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.730%, 11/1/2018	6,625,000
4,900,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs (Nordea Bank Abp LOC), 1.780%, 11/1/2018	4,900,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.730%, 11/1/2018	235,000
		TOTAL	67,745,000
		Indiana—1.1%
6,420,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs (FHLMC LOC), 1.720%, 11/1/2018	6,420,000
1,000,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.750%, 11/1/2018	1,000,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.690%, 11/1/2018	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs (AgriBank FCB LOC), 1.710%, 11/1/2018	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.710%, 11/1/2018	6,000,000
		TOTAL	31,320,000
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.710%, 11/1/2018	5,300,000
5,280,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.710%, 11/1/2018	5,280,000
		TOTAL	10,580,000
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—0.2%
$1,845,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.790%, 11/2/2018	$1,845,000
2,010,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.850%, 11/1/2018	2,010,000
720,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs (Comerica Bank LOC), 1.850%, 11/1/2018	720,000
		TOTAL	4,575,000
		Louisiana—3.1%
18,000,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.690%, 11/7/2018	18,000,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.690%, 11/7/2018	7,000,000
4,000,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.770%, 11/7/2018	4,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.720%, 11/1/2018	4,630,000
1,400,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs (FHLB of Dallas LOC), 1.750%, 11/1/2018	1,400,000
17,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (GTD by Nucor Corp.), 1.850%, 11/7/2018	17,000,000
35,775,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (GTD by Nucor Corp.), 1.850%, 11/7/2018	35,775,000
		TOTAL	87,805,000
		Maryland—0.3%
1,045,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.750%, 11/2/2018	1,045,000
4,980,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041, 1.73% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/24/2019	4,980,000
1,300,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.800%, 11/1/2018	1,300,000
		TOTAL	7,325,000
		Massachusetts—1.5%
2,000,000		Leicester, MA, 2.50% BANs, 2/15/2019	2,005,431
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), 1.85% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 11/8/2018	10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), 1.85% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 11/28/2018	13,300,000
5,803,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.80% CP, Mandatory Tender 11/19/2018	5,803,000
2,800,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.80% CP, Mandatory Tender 11/8/2018	2,800,000
6,120,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.85% CP, Mandatory Tender 12/3/2018	6,120,000
830,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 1.620%, 11/1/2018	830,000
		TOTAL	40,858,431
		Michigan—3.7%
5,400,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.760%, 11/1/2018	5,400,000
34,965,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (MUFG Bank Ltd. LIQ), 1.670%, 11/7/2018	34,965,000
52,655,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.750%, 11/1/2018	52,655,000
100,000		Michigan State Strategic Fund (B & C Leasing LLC), (Series 1999) Weekly VRDNs (Bank of America N.A. LOC), 1.820%, 11/1/2018	100,000
2,270,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs (Comerica Bank LOC), 1.900%, 11/1/2018	2,270,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/1/2018	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs (CoBank, ACB LOC), 1.710%, 11/1/2018	5,250,000
		TOTAL	102,440,000
		Minnesota—0.3%
200,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.800%, 11/1/2018	200,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.750%, 11/1/2018	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs (FNMA LOC), 1.710%, 11/1/2018	2,000,000
1,085,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs (FHLB of Des Moines LOC), 1.740%, 11/2/2018	1,085,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.730%, 11/2/2018	2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs (FHLB of Des Moines LOC), 1.830%, 11/2/2018	975,000
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—continued
$1,915,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.800%, 11/1/2018	$1,915,000
		TOTAL	9,175,000
		Mississippi—0.2%
5,755,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs (FNMA LOC), 1.720%, 11/1/2018	5,755,000
		Missouri—0.1%
3,590,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/29/2018	3,590,000
		Montana—2.0%
56,250,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	56,250,000
		Multi-State—10.3%
15,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 Non CE Weekly VRDNs (GTD by FHLMC)/(Bank of America N.A. LIQ), 1.700%, 11/1/2018	15,000,000
50,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0005, BAML 3a-7 Non CE Weekly VRDNs (GTD by FHLMC)/(Bank of America N.A. LIQ), 1.700%, 11/1/2018	50,000,000
19,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 1.680%, 11/1/2018	19,000,000
79,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.720%, 11/1/2018	79,000,000
41,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.750%, 11/1/2018	41,000,000
35,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.750%, 11/1/2018	35,000,000
48,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.750%, 11/1/2018	48,000,000
		TOTAL	287,000,000
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.890%, 11/7/2018	7,500,000
1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.830%, 11/7/2018	1,475,000
		TOTAL	8,975,000
		Nevada—0.9%
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/20/2018	3,645,000
1,755,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.890%, 11/1/2018	1,755,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs (FHLB of San Francisco LOC), 1.720%, 11/1/2018	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/6/2018	3,995,000
		TOTAL	25,810,000
		New Hampshire—1.1%
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), 1.80% CP, Mandatory Tender 11/8/2018	10,000,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.85% CP, Mandatory Tender 11/28/2018	3,300,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.85% CP, Mandatory Tender 11/8/2018	16,260,000
		TOTAL	29,560,000
		New Jersey—9.1%
6,375,675		Absecon, NJ, 2.625% BANs, 8/1/2019	6,404,859
2,470,640		Barnegat Light, NJ, 3.50% BANs, 11/7/2019	2,494,729
2,549,000		Buena Vista Township, NJ, 2.75% BANs, 7/24/2019	2,559,017
2,640,000		Burlington, NJ, 3.00% BANs, 6/4/2019	2,655,235
5,647,750		Butler Borough, NJ, 3.00% BANs, 9/13/2019	5,695,179
12,550,000		Carteret, NJ, 2.50% BANs, 2/1/2019	12,565,472
2,000,000		Delaware Township, NJ, 2.75% BANs, 7/25/2019	2,010,713
5,150,000		Florence Township, NJ, (Series C), 3.00% BANs, 7/17/2019	5,183,040
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.800%, 11/1/2018	20,940,000
5,291,024		Glassboro Borough, NJ, (Series 2018A), 2.75% BANs, 9/5/2019	5,322,945
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$5,083,000		Hawthorne, NJ, 3.00% BANs, 9/27/2019	$5,120,316
8,037,375		Holmdel Township, NJ, 3.00% BANs, 5/10/2019	8,078,783
2,679,273		Hopewell Borough, NJ, 3.00% BANs, 9/18/2019	2,698,877
4,980,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	4,984,593
3,423,072		Kenilworth, NJ, 2.50% BANs, 12/7/2018	3,426,061
6,130,000		Keyport Borough, NJ, 3.00% BANs, 4/26/2019	6,159,551
2,091,220		Lavallette Borough, NJ, (Series 2018A), 2.75% BANs, 7/30/2019	2,102,663
9,612,097		Leonia, NJ, 2.75% BANs, 2/15/2019	9,643,391
4,851,865		Linwood, NJ, 2.75% BANs, 7/23/2019	4,878,679
7,720,000		Little Falls Township, NJ, 2.50% BANs, 12/14/2018	7,727,603
5,457,710		Mansfield Township, NJ, 3.50% BANs, 10/28/2019	5,523,691
3,650,000		Middletown Township, NJ, 2.75% BANs, 6/26/2019	3,667,420
2,139,000		Milltown, NJ, (Series 2017A), 2.50% BANs, 12/19/2018	2,141,211
2,250,000		Montville Township, NJ, 3.00% BANs, 10/3/2019	2,266,818
3,760,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.900%, 11/1/2018	3,760,000
480,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.910%, 11/7/2018	480,000
2,800,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs (TD Bank, N.A. LOC), 1.700%, 11/2/2018	2,800,000
1,440,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.850%, 11/2/2018	1,440,000
4,315,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.910%, 11/7/2018	4,315,000
4,995,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.850%, 11/1/2018	4,995,000
4,942,300		North Plainfield, NJ, 2.50% BANs, 12/13/2018	4,946,885
2,173,223		Old Tappan, NJ, 3.00% BANs, 9/27/2019	2,189,182
4,654,000		Pleasantville, NJ, (Series 2018A), 2.75% BANs, 8/14/2019	4,680,804
5,567,084		Point Pleasant Beach, NJ, 3.00% BANs, 4/18/2019	5,592,952
3,420,300		Riverside Township, NJ, 2.25% BANs, 11/7/2018	3,420,620
7,145,851		Rockaway Borough, NJ, 3.00% BANs, 9/13/2019	7,200,355
3,744,500		Runnemede, NJ, (Series A), 2.25% BANs, 11/13/2018	3,745,507
4,045,390		Sea Girt, NJ, 3.50% BANs, 10/23/2019	4,093,606
7,320,000		Somers Point, NJ, 2.50% BANs, 12/5/2018	7,327,391
6,000,000		South River, NJ, 2.50% BANs, 12/11/2018	6,006,148
3,886,895		Southampton Township, NJ, (Series A), 3.00% BANs, 7/15/2019	3,914,970
5,512,376		Union Beach, NJ, 2.50% BANs, 2/25/2019	5,526,148
16,362,582		Union Township, NJ (Union County), 3.00% BANs, 2/5/2019	16,421,876
3,035,894		Ventnor, NJ, 3.50% BANs, 10/29/2019	3,069,707
5,413,356		Wantage Township, NJ, 3.50% BANs, 10/30/2019	5,470,196
3,600,000		West Long Branch, NJ, 2.50% BANs, 12/14/2018	3,602,914
3,200,000		West Orange Township, NJ, 2.50% BANs, 12/21/2018	3,203,446
9,495,516		Wood-Ridge Borough, NJ, 2.50% BANs, 2/8/2019	9,517,029
		TOTAL	251,970,582
		New Mexico—0.1%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.750%, 11/1/2018	3,400,000
150,000		Los Lunas Village, NM (Wall Colmonoy Corp.), (Series 1998) Weekly VRDNs (Bank of America N.A. LOC), 1.870%, 11/7/2018	150,000
		TOTAL	3,550,000
		New York—6.4%
3,372,529		Argyle, NY CSD, 3.00% BANs, 6/6/2019	3,392,178
10,000,000		Copiague, NY Union Free School District, 2.75% TANs, 6/25/2019	10,054,312
3,512,000		Corning, NY (Town of), (Series 2018A), 2.75% BANs, 8/14/2019	3,531,399
4,500,000		Elmont, NY Union Free School District, 2.75% TANs, 6/20/2019	4,523,909
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$11,979,694		Gananda, NY CSD, 3.00% BANs, 6/21/2019	$12,065,669
4,675,000		Harrisville, NY CSD, 2.75% BANs, 6/28/2019	4,697,500
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs (FNMA LOC), 1.690%, 11/1/2018	5,590,000
9,795,095		Lyons, NY CSD, 2.75% BANs, 6/28/2019	9,848,586
2,000,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs (Bank of America N.A. LIQ), 1.750%, 11/1/2018	2,000,000
3,000,000		Mineola, NY Union Free School District, 3.00% TANs, 6/20/2019	3,016,860
6,000,000		Morrisville-Eaton, NY CSD, (Series B), 3.00% BANs, 6/28/2019	6,034,856
5,350,000		Mount Pleasant, NY CSD, 2.75% BANs, 6/28/2019	5,379,329
13,500,000		Nassau County, NY IDA (Clinton Plaza Senior Housing), (Series 2004) Weekly VRDNs (FNMA LOC), 1.730%, 11/1/2018	13,500,000
2,232,680		New Paltz, NY, (Series 2018B), 3.00% BANs, 9/18/2019	2,250,952
4,105,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs (Citibank NA, New York LOC), 1.700%, 11/1/2018	4,105,000
1,050,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 1.700%, 11/1/2018	1,050,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs (NatWest Markets PLC LOC), 1.700%, 11/7/2018	24,880,000
13,805,000		New York State HFA (L&M 93rd Street LLC), (Series 2005A: 250 West 93rd Street) Weekly VRDNs (Landesbank Hessen-Thüringen LOC), 1.650%, 11/7/2018	13,805,000
7,500,000		New York State HFA (Liberty Street Realty LLC), (Series 2003A) Weekly VRDNs (FHLMC LOC), 1.600%, 11/7/2018	7,500,000
16,390,000		New York State HFA (Midtown West B LLC), (Series 2008A: 505 West 37th Street) Daily VRDNs (Landesbank Hessen-Thüringen LOC), 1.740%, 11/1/2018	16,390,000
5,000,000		Newfield, NY CSD, 3.00% BANs, 6/27/2019	5,024,048
2,991,600		Oriskany, NY CSD, 2.75% BANs, 7/12/2019	3,006,841
3,000,000		Plattsburgh (Town Of), NY, 2.75% BANs, 8/23/2019	3,017,821
1,246,628		Rome, NY, (2018 Series B), 2.75% BANs, 8/30/2019	1,252,673
5,000,000		Seaford, NY Union Free School District, 2.75% TANs, 6/26/2019	5,025,654
5,000,000		Sewanhaka, NY Central High School District, 2.75% TANs, 6/21/2019	5,026,680
2,600,000		Whitesboro, NY CSD, 2.75% BANs, 6/28/2019	2,613,347
		TOTAL	178,582,614
		North Carolina—1.1%
24,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.820%, 11/7/2018	24,100,000
5,000		Robeson County, NC Industrial Facilities & PCFA (Rempac Foam Corp.), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.740%, 11/1/2018	5,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/29/2018	6,800,000
		TOTAL	30,905,000
		North Dakota—1.1%
30,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2011) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.770%, 11/7/2018	30,000,000
		Ohio—2.1%
7,500,000		Akron, OH, 3.00% BANs, 12/12/2018	7,512,022
2,342,000		Bay Village, OH, 3.00% BANs, 6/7/2019	2,355,708
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	8,600,000
885,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.670%, 11/1/2018	885,000
260,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.670%, 11/1/2018	260,000
2,630,000		Tiffin, OH, 3.00% BANs, 6/21/2019	2,646,382
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs (AgriBank FCB LOC), 1.710%, 11/1/2018	7,000,000
		TOTAL	59,729,112
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—0.7%
$10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.710%, 11/1/2018	$10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.710%, 11/1/2018	10,000,000
		TOTAL	20,000,000
		Pennsylvania—1.0%
12,195,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.670%, 11/1/2018	12,195,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	5,000,000
11,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thüringen LOC), 1.700%, 11/1/2018	11,000,000
		TOTAL	28,195,000
		Rhode Island—0.1%
3,095,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.710%, 11/7/2018	3,095,000
		South Carolina—1.2%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.890%, 11/7/2018	10,500,000
10,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.890%, 11/7/2018	10,000,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/15/2018	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058), 1.75% TOBs (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), Optional Tender 11/1/2018	6,000,000
1,305,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.750%, 11/1/2018	1,305,000
		TOTAL	32,645,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs (CoBank, ACB LOC), 1.710%, 11/1/2018	3,000,000
		Tennessee—1.1%
25,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs (GTD by Nucor Corp.), 1.890%, 11/7/2018	25,000,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs Fifth Third Bank, Cincinnati LOC), 1.790%, 11/2/2018	5,000,000
		TOTAL	30,000,000
		Texas—17.0%
44,025,000		Austin, TX Airport System (Austin, TX), (Series 2005-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.670%, 11/1/2018	44,025,000
44,000,000		Austin, TX Airport System (Austin, TX), (Series 2005-2) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.670%, 11/1/2018	44,000,000
28,050,000		Austin, TX Airport System (Austin, TX), (Series 2005-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.670%, 11/1/2018	28,050,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.690%, 11/7/2018	25,000,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.690%, 11/7/2018	15,800,000
30,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.690%, 11/7/2018	30,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs (AgriBank FCB LOC), 1.710%, 11/1/2018	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.710%, 11/1/2018	2,100,000
14,070,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	14,070,000
17,000,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.700%, 11/1/2018	17,000,000
12,895,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs (FNMA LOC), 1.680%, 11/7/2018	12,895,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.890%, 11/7/2018	4,000,000
8,000,000		North Texas Tollway Authority, (Series A), 5.00% Bonds, 1/1/2019	8,041,031
12,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 1.640%, 11/7/2018	12,500,000
68,625,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.730%, 11/7/2018	68,625,000
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.820%, 11/7/2018	$12,500,000
30,750,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.820%, 11/7/2018	30,750,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.820%, 11/7/2018	33,600,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.720%, 11/1/2018	15,000,000
50,000,000		Texas State, (Series 2018), 4.00% TRANs, 8/29/2019	50,849,733
		TOTAL	471,755,764
		Utah—0.9%
12,000,000		Chicago, IL (Chicago, IL O'Hare International Airport), (Series B-1), 1.80% CP (MUFG Bank Ltd. LOC), Mandatory Tender 12/12/2018	12,000,000
12,000,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.650%, 11/1/2018	12,000,000
730,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs (Wells Fargo Bank Northwest, N.A. LOC), 1.750%, 11/1/2018	730,000
		TOTAL	24,730,000
		Virginia—1.2%
1,000,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs (PNC Bank, N.A. LOC), 1.680%, 11/7/2018	1,000,000
5,300,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs (FHLMC LOC), 1.650%, 11/1/2018	5,300,000
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.750%, 11/1/2018	3,100,000
4,000,000		Harrisonburg, VA Redevelopment & Housing Authority (Woodman West Preservation, LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.640%, 11/1/2018	4,000,000
20,000,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005), 1.80% TOBs (Citibank NA, New York LIQ), Optional Tender 2/14/2019	20,000,000
		TOTAL	33,400,000
		Washington—1.1%
2,035,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.800%, 11/1/2018	2,035,000
8,780,000		Port of Seattle, WA Revenue, Tender Option Bond Trust Certificates (Series 2018-XF2630) Weekly VRDNs (Credit Suisse AG LIQ), 1.700%, 11/1/2018	8,780,000
2,100,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.710%, 11/1/2018	2,100,000
8,300,000		Washington State Housing Finance Commission (Inglenook Court LLC), (Series 1995) Weekly VRDNs (FHLMC LOC), 1.670%, 11/7/2018	8,300,000
10,790,000		Washington State Housing Finance Commission (Merrill Gardens at Renton Centre, LLC), Series 2004A) Weekly VRDNs (FNMA LOC), 1.660%, 11/1/2018	10,790,000
		TOTAL	32,005,000
		Wisconsin—0.2%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.750%, 11/1/2018	1,000,000
1,075,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.800%, 11/1/2018	1,075,000
3,655,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs (FHLB of Des Moines LOC), 1.820%, 11/1/2018	3,655,000
		TOTAL	5,730,000
		Wyoming—0.8%
21,600,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs (Bank of Nova Scotia, Toronto LOC), 1.750%, 11/1/2018	21,600,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)	2,786,662,802
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[2]	(4,556,989)
		TOTAL NET ASSETS—100%	$2,782,105,813
9

Securities that are subject to the federal alternative minimum tax (AMT) represent 63.3% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
10

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bonds
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
11
Federated Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT—4.7%
		Finance - Banking—4.7%
$69,000,000		Bank of Montreal, 2.380%, 12/27/2018	$69,000,000
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	25,000,000
10,000,000		MUFG Bank Ltd., 2.830%, 5/1/2019	10,000,000
145,000,000		Mizuho Bank Ltd., 2.340%—2.370%, 11/14/2018 - 11/30/2018	144,797,050
190,000,000		Mizuho Bank Ltd., 2.400%—2.550%, 12/13/2018 - 1/22/2019	189,140,341
60,000,000		Toronto Dominion Bank, 2.600%, 5/14/2019	60,000,000
25,000,000		Toronto Dominion Bank, 2.960%, 7/24/2019	25,000,000
60,000,000		Toronto Dominion Bank, 2.620%, 4/22/2019	60,000,000
14,500,000		Wells Fargo Bank International, 2.640%, 3/21/2019	14,500,000
		TOTAL CERTIFICATES OF DEPOSIT	597,437,391
	[1]	COMMERCIAL PAPER—28.2%
		Aerospace/Auto—0.4%
50,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.460%—2.501%, 1/15/2019 - 1/22/2019	49,732,979
		Finance - Banking—11.3%
25,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.293%, 11/15/2018	24,977,833
66,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.208%—2.335%, 11/2/2018 - 11/9/2018	65,983,003
100,000,000		Banque et Caisse d'Epargne de L'Etat, 2.482%—2.615%, 3/11/2019 - 4/1/2019	99,016,556
85,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.817%—3.060%, 7/1/2019 - 10/11/2019	82,786,922
173,900,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.332%—2.615%, 12/20/2018 - 1/16/2019	173,166,482
25,000,000		J.P. Morgan Securities LLC, 2.511%, 2/26/2019	24,798,500
210,690,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.231%—2.355%, 11/1/2018 - 11/26/2018	210,557,372
147,534,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.208%—2.496%, 11/6/2018 - 1/17/2019	147,025,425
205,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.293%—2.436%, 12/3/2018 - 1/4/2019	204,360,059
50,000,000		Mizuho Bank Ltd., 2.290%, 11/23/2018	49,930,486
75,000,000		Nederlandse Waterschapsbank NV, 2.168%, 11/2/2018	74,995,500
260,000,000		Sumitomo Mitsui Banking Corp., 2.369%—2.619%, 11/2/2018 - 2/1/2019	258,979,007
		TOTAL	1,416,577,145
		Finance - Retail—10.7%
75,000,000		Barton Capital S.A., 2.329%, 12/4/2018	74,840,500
50,000,000		CAFCO, LLC, 2.446%, 1/15/2019	49,746,875
40,000,000		Old Line Funding, LLC, 2.314%, 12/19/2018	39,877,333
50,000,000		Old Line Funding, LLC, 2.424%, 12/20/2018	49,836,667
50,000,000		Old Line Funding, LLC, 2.394%, 12/27/2018	49,814,889
25,000,000		Old Line Funding, LLC, 2.446%, 12/6/2018	24,941,181
185,000,000		Old Line Funding, LLC, 2.417%—2.809%, 1/7/2019 - 4/25/2019	183,549,813
50,000,000		Old Line Funding, LLC, 2.524%, 2/19/2019	49,618,056
433,000,000		Sheffield Receivables Company LLC, 2.273%—2.670%, 11/6/2018 - 2/11/2019	431,073,160
234,500,000		Starbird Funding Corp., 2.435%—2.516%, 1/3/2019 - 1/16/2019	233,449,561
162,100,000		Thunder Bay Funding, LLC, 2.417%—2.738%, 1/9/2019 - 4/23/2019	160,928,345
		TOTAL	1,347,676,380
		Finance - Securities—4.0%
271,400,000		Anglesea Funding LLC, 2.445%—2.511%, 1/2/2019 - 2/1/2019	270,132,721
140,000,000		Chesham Finance LLC Series III, 2.251%, 11/2/2018	139,991,250
65,000,000		Collateralized Commercial Paper Co. LLC, 2.552%—2.672%, 3/7/2019 - 4/26/2019	64,267,144
10,000,000		Collateralized Commercial Paper II Co. LLC, 2.532%, 3/4/2019	9,914,583
1

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$25,000,000		Great Bridge Capital Co., LLC, 2.460%, 12/21/2018	$24,914,931
		TOTAL	509,220,629
		Sovereign—1.8%
50,000,000		Caisse des Depots et Consignations (CDC), 2.614%, 4/2/2019	49,455,333
177,200,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.254%—2.401%, 11/19/2018 - 1/25/2019	176,493,983
		TOTAL	225,949,316
		TOTAL COMMERCIAL PAPER	3,549,156,449
	[2]	NOTES - VARIABLE—30.6%
		Aerospace & Defense—0.7%
35,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.430% (Secured Overnight Financing Rate +0.250%), 11/1/2018	35,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.495% (1-month USLIBOR +0.240%), 11/5/2018	50,000,000
		TOTAL	85,000,000
		Finance - Banking—24.1%
124,500,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.456% (1-month USLIBOR +0.200%), 11/1/2018	124,500,000
75,000,000		Bank of Montreal, 2.474% (1-month USLIBOR +0.200%), 11/5/2018	75,000,000
50,000,000		Bank of Montreal, 2.484% (1-month USLIBOR +0.200%), 11/13/2018	50,000,000
22,000,000		Bank of Montreal, 2.501% (1-month USLIBOR +0.240%), 11/2/2018	22,000,000
60,000,000		Bank of Montreal, 2.561% (1-month USLIBOR +0.280%), 11/26/2018	60,000,000
25,000,000		Bank of Montreal, 2.577% (1-month USLIBOR +0.300%), 11/7/2018	25,000,000
65,000,000		Bank of Montreal, 2.579% (1-month USLIBOR +0.300%), 11/5/2018	65,000,000
75,000,000		Bank of Montreal, 2.587% (3-month USLIBOR +0.250%), 12/18/2018	75,000,000
35,000,000		Bank of Montreal, 2.727% (1-month USLIBOR +0.440%), 11/13/2018	35,000,000
100,000,000		Bank of Nova Scotia, Toronto, 2.570% (3-month USLIBOR +0.160%), 1/7/2019	100,000,000
70,000,000		Bank of Nova Scotia, Toronto, 2.587% (1-month USLIBOR +0.300%), 11/26/2018	70,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.483% (3-month USLIBOR +0.130%), 12/21/2018	25,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.507% (1-month USLIBOR +0.230%), 11/9/2018	20,000,000
47,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.508% (3-month USLIBOR +0.170%), 12/20/2018	47,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.520% (1-month USLIBOR +0.240%), 11/12/2018	50,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.521% (1-month USLIBOR +0.240%), 11/26/2018	20,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.526% (1-month USLIBOR +0.270%), 11/1/2018	30,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.538% (3-month USLIBOR +0.130%), 1/8/2019	50,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.547% (3-month USLIBOR +0.220%), 12/10/2018	20,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.573% (1-month USLIBOR +0.290%), 11/12/2018	25,000,000
19,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.602% (1-month USLIBOR +0.320%), 11/23/2018	19,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.610% (1-month USLIBOR +0.320%), 11/19/2018	10,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.621% (1-month USLIBOR +0.340%), 11/7/2018	3,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.625% (1-month USLIBOR +0.330%), 11/26/2018	20,000,000
55,000,000		Canadian Imperial Bank of Commerce, 2.461% (1-month USLIBOR +0.200%), 11/2/2018	55,000,000
140,000,000		Canadian Imperial Bank of Commerce, 2.470% (1-month USLIBOR +0.190%), 11/23/2018	140,000,000
23,100,000		Canadian Imperial Bank of Commerce, 2.479% (1-month USLIBOR +0.200%), 11/5/2018	23,100,000
50,000,000		Canadian Imperial Bank of Commerce, 2.501% (3-month USLIBOR +0.180%), 12/3/2018	50,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.538% (3-month USLIBOR +0.130%), 1/8/2019	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.577% (1-month USLIBOR +0.300%), 11/6/2018	10,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.664% (1-month USLIBOR +0.380%), 11/12/2018	30,000,000
7,355,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 2.310%, 11/1/2018	7,355,000
3,700,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 2.340%, 11/7/2018	3,700,000
50,000,000		Commonwealth Bank of Australia, 2.477% (1-month USLIBOR +0.200%), 11/9/2018	50,000,000
50,000,000		Commonwealth Bank of Australia, 2.514% (1-month USLIBOR +0.220%), 11/26/2018	50,000,000
52,000,000		Commonwealth Bank of Australia, 2.555% (1-month USLIBOR +0.260%), 11/28/2018	52,000,000
2

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$5,005,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 2.290%, 11/1/2018	$5,005,000
7,555,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.310%, 11/1/2018	7,555,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 2.250%, 11/1/2018	7,000,000
2,580,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.300%, 11/1/2018	2,580,000
4,865,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.340%, 11/1/2018	4,865,000
16,095,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.290%, 11/1/2018	16,095,000
60,000,000		J.P. Morgan Securities LLC, 2.470% (1-month USLIBOR +0.190%), 11/14/2018	60,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.310%, 11/1/2018	3,000,000
1,250,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.290%, 11/1/2018	1,250,000
70,000,000		National Australia Bank Ltd., Melbourne, 2.697% (1-month USLIBOR +0.420%), 11/9/2018	70,000,000
33,750,000		National Australia Bank Ltd., Melbourne, Series 144A, 2.557%, (3-month USLIBOR +0.240%), 11/29/2018	33,793,763
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 2.290%, 11/1/2018	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 2.310%, 11/1/2018	29,435,000
7,403,050		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 2.300%, 11/7/2018	7,403,050
40,350,000		Pepper I-Prime 2018-2 Trust, Class A1U, (GTD by National Australia Bank Ltd., Melbourne), 2.671% (1-month USLIBOR +0.350%), 12/13/2018	40,350,000
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.633% (1-month USLIBOR +0.350%), 11/13/2018	30,500,000
25,000,000		Royal Bank of Canada, 2.480% (1-month USLIBOR +0.200%), 11/15/2018	25,000,000
50,000,000		Royal Bank of Canada, 2.497% (1-month USLIBOR +0.210%), 11/13/2018	50,000,000
10,000,000		Royal Bank of Canada, 2.524% (1-month USLIBOR +0.250%), 11/5/2018	10,000,000
50,000,000		Royal Bank of Canada, 2.527% (1-month USLIBOR +0.250%), 11/8/2018	50,000,000
10,000,000		Royal Bank of Canada, 2.618% (3-month USLIBOR +0.280%), 12/20/2018	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 2.310%, 11/1/2018	15,000,000
930,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—RiverCentre Arena PJ Series 2009 A, (Wells Fargo Bank, N.A. LOC), 2.280%, 11/1/2018	930,000
5,630,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 2.310%, 11/1/2018	5,630,000
6,130,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.350%, 11/1/2018	6,130,000
40,000,000		Sumitomo Mitsui Banking Corp., 2.460% (1-month USLIBOR +0.180%), 11/23/2018	40,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.481% (1-month USLIBOR +0.200%), 11/26/2018	25,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.527% (1-month USLIBOR +0.250%), 11/9/2018	25,000,000
40,000,000		Sumitomo Mitsui Banking Corp., 2.555% (1-month USLIBOR +0.260%), 11/29/2018	40,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.619% (3-month USLIBOR +0.150%), 1/23/2019	50,000,000
1,570,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 2.340%, 11/2/2018	1,570,000
20,000,000		Toronto Dominion Bank, 2.472% (3-month USLIBOR +0.140%), 12/14/2018	20,000,000
80,000,000		Toronto Dominion Bank, 2.524% (1-month USLIBOR +0.230%), 11/26/2018	80,000,000
100,000,000		Toronto Dominion Bank, 2.531% (1-month USLIBOR +0.250%), 11/26/2018	100,000,000
82,000,000		Toronto Dominion Bank, 2.547% (1-month USLIBOR +0.270%), 11/8/2018	82,000,000
60,000,000		Toronto Dominion Bank, 2.561% (1-month USLIBOR +0.280%), 11/8/2018	60,000,000
30,000,000		Toronto Dominion Bank, 2.627% (3-month USLIBOR +0.150%), 1/23/2019	30,000,000
6,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.290%, 11/7/2018	6,400,000
25,000,000		Wells Fargo Bank, N.A., 2.472% (3-month USLIBOR +0.160%), 11/26/2018	25,000,000
7,000,000		Wells Fargo Bank, N.A., 2.500% (1-month USLIBOR +0.220%), 11/15/2018	6,999,770
10,000,000		Wells Fargo Bank, N.A., 2.527% (3-month USLIBOR +0.200%), 12/10/2018	10,000,000
30,000,000		Wells Fargo Bank, N.A., 2.529% (1-month USLIBOR +0.250%), 11/5/2018	30,000,000
15,500,000		Wells Fargo Bank, N.A., 2.537% (1-month USLIBOR +0.250%), 11/19/2018	15,499,596
30,000,000		Wells Fargo Bank, N.A., 2.540% (1-month USLIBOR +0.250%), 11/16/2018	30,000,000
20,000,000		Wells Fargo Bank, N.A., 2.561% (3-month USLIBOR +0.180%), 12/27/2018	20,000,000
20,000,000		Wells Fargo Bank, N.A., 2.659% (3-month USLIBOR +0.210%), 1/17/2019	20,000,000
73,500,000		Westpac Banking Corp. Ltd., Sydney, 2.467% (1-month USLIBOR +0.190%), 11/9/2018	73,500,000
3

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.490% (1-month USLIBOR +0.210%), 11/20/2018	$75,000,000
43,000,000		Westpac Banking Corp. Ltd., Sydney, 2.495% (1-month USLIBOR +0.230%), 11/5/2018	43,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.567% (1-month USLIBOR +0.280%), 11/26/2018	25,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.580% (1-month USLIBOR +0.300%), 11/13/2018	25,000,000
		TOTAL	3,031,816,179
		Finance - Commercial—0.4%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.509% (1-month USLIBOR +0.230%), 11/5/2018	50,000,000
		Finance - Retail—0.5%
16,500,000		Holmes Master Issuer PLC 2018-2A, Class A1, 2.630% (1-month USLIBOR +0.350%), 11/15/2018	16,500,000
50,000,000		Old Line Funding, LLC, 2.780% (1-month USLIBOR +0.500%), 11/23/2018	50,000,000
		TOTAL	66,500,000
		Finance - Securities—4.1%
10,000,000		Anglesea Funding LLC, 2.541% (1-month USLIBOR +0.280%), 11/2/2018	10,000,000
40,000,000		Anglesea Funding LLC, 2.562% (1-month USLIBOR +0.280%), 11/19/2018	40,000,000
50,000,000		Anglesea Funding LLC, 2.600% (1-month USLIBOR +0.310%), 11/19/2018	50,000,000
50,000,000		Anglesea Funding LLC, 2.604% (1-month USLIBOR +0.320%), 11/12/2018	50,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, 2.434% (3-month USLIBOR +0.100%), 12/17/2018	25,000,000
30,000,000		Collateralized Commercial Paper Co. LLC, 2.518% (3-month USLIBOR +0.110%), 1/7/2019	30,000,000
40,000,000		Collateralized Commercial Paper Co. LLC, 2.555% (3-month USLIBOR +0.110%), 1/18/2019	40,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, 2.558% (3-month USLIBOR +0.220%), 12/20/2018	20,000,000
45,000,000		Collateralized Commercial Paper Co. LLC, 2.566% (3-month USLIBOR +0.130%), 1/15/2019	45,000,000
45,000,000		Collateralized Commercial Paper Co. LLC, 2.574% (1-month USLIBOR +0.280%), 11/26/2018	45,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, 2.579% (3-month USLIBOR +0.110%), 1/22/2019	25,000,000
30,000,000		Collateralized Commercial Paper II Co. LLC, 2.484% (1-month USLIBOR +0.210%), 11/1/2018	30,000,000
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.485% (3-month USLIBOR +0.170%), 11/30/2018	25,000,000
35,000,000		Collateralized Commercial Paper II Co. LLC, 2.486% (3-month USLIBOR +0.100%), 12/24/2018	35,000,000
20,000,000		Collateralized Commercial Paper II Co. LLC, 2.510% (1-month USLIBOR +0.230%), 11/13/2018	20,000,000
20,000,000		Collateralized Commercial Paper II Co. LLC, 2.567% (1-month USLIBOR +0.280%), 11/12/2018	20,000,000
7,000,000		Collateralized Commercial Paper II Co. LLC, 2.691% (1-month USLIBOR +0.430%), 11/2/2018	7,000,000
2,000,000		Collateralized Commercial Paper II Co. LLC, 2.691% (1-month USLIBOR +0.430%), 11/2/2018	2,000,000
		TOTAL	519,000,000
		Government Agency—0.8%
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 2.310%, 11/1/2018	2,150,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	18,050,000
7,210,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc., Project, (FHLB of Indianapolis LOC), 2.310%, 11/1/2018	7,210,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	4,000,000
375,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 2.590%, 11/1/2018	375,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 2.310%, 11/1/2018	6,740,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	7,450,000
20,400,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	20,400,000
13,600,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	13,600,000
		TOTAL	108,795,000
		TOTAL NOTES - VARIABLE	3,861,111,179
		TIME DEPOSITS—12.2%
		Finance - Banking—12.2%
137,000,000		ABN Amro Bank NV, 2.230%, 11/6/2018	137,000,000
4

Principal Amount or Shares		Value
	TIME DEPOSITS—continued
	Finance - Banking—continued
$100,000,000	Cooperatieve Rabobank UA, 2.160%, 11/1/2018	$100,000,000
100,000,000	Credit Industriel et Commercial, 2.150%, 11/1/2018	100,000,000
250,000,000	DNB Bank ASA, 2.140%, 11/1/2018	250,000,000
600,000,000	Nordea Bank Abp, 2.150%, 11/1/2018	600,000,000
100,000,000	Northern Trust Co., Chicago, IL, 2.090%, 11/1/2018	100,000,000
250,000,000	Standard Chartered Bank PLC, 2.220%, 11/1/2018	250,000,000
	TOTAL TIME DEPOSITS	1,537,000,000
	INVESTMENT COMPANY—0.2%
26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[3] (IDENTIFIED COST $27,000,200)	27,000,200
	OTHER REPURCHASE AGREEMENTS—9.3%
	Finance - Banking—9.3%
132,000,000	BMO Capital Markets Corp., 2.290%, dated 10/31/2018, interest in a $287,000,000 collateralized loan agreement will repurchase securities provided as collateral for $287,018,256 on 11/1/2018, in which asset-backed securities, corporate bonds and medium term notes with a market value of $292,758,622 have been received as collateral and held with BNY Mellon as tri-party agent.	132,000,000
25,000,000	BNP Paribas SA, 2.440%, dated 9/24/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,447,333 on 12/21/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $76,956,280 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	Citigroup Global Markets, Inc., 3.080%, dated 8/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,181,242 on 2/1/2019, in which certificates of deposit, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $76,707,336 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 3.130%, dated 8/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,320,789 on 2/1/2019, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $148,307,735 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	HSBC Securities (USA), Inc., 2.290%, dated 10/31/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,009,542 on 11/1/2018, in which assets-backed Securities with a market value of $153,000,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
45,000,000	HSBC Securities (USA), Inc., 2.290%, dated 10/31/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,005,725 on 11/1/2018, in which corporate bonds and medium-term notes with a market value of $91,800,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	45,000,000
106,167,000	HSBC Securities (USA), Inc., 2.390%, dated 10/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,917 on 11/1/2018, in which corporate bonds with a market value of $306,000,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	106,167,000
100,000,000	ING Financial Markets LLC, 2.300%, dated 10/31/2018, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,015,972 on 11/1/2018, in which corporate bonds and medium-term notes with a market value of $255,016,292 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
100,000,000	MUFG Securities Americas, Inc., 2.380%, dated 10/12/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,208,250 on 11/2/2018, in which asset-backed securities, convertible bonds, corporate bonds, medium-term notes and municipal bonds with a market value of $153,202,646 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
95,000,000	MUFG Securities Americas, Inc., 2.390%, dated 10/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,917 on 11/1/2018, in which asset-backed securities, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,040,631 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
50,000,000	Mizuho Securities USA, Inc., 2.420%, dated 10/18/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,047,056 on 11/1/2018 in which American depositary receipts, convertible bonds and exchange traded funds with a market value of $51,048,006 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
94,000,000	Mizuho Securities USA, Inc., 3.080%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,821,333 on 12/11/2018 in which collateralized mortgage obligations with a market value of $163,479,254 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
100,000,000	Wells Fargo Securities LLC, 2.340%, dated 10/26/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,045,500 on 11/2/2018 in which certificates of deposit with a market value of $102,039,780 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
70,000,000	Wells Fargo Securities LLC, 2.960%, dated 10/25/2018, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,518,000 on 1/23/2019 in which collateralized mortgage obligations with a market value of $71,441,095 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
5

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Wells Fargo Securities LLC, 2.980%, dated 10/19/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,498,278 on 4/18/2019 in which asset-backed securities with a market value of $102,109,763 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,167,167,000
	REPURCHASE AGREEMENTS—14.5%
	Finance - Banking—14.5%
339,000,000	Interest in $2,200,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Natixis Financial Products LLC, will repurchase securities provided as collateral for $2,200,135,056 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/16/2060 and the market value of those underlying securities was $2,253,843,431.	339,000,000
483,100,000	Interest in $3,000,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Sumitomo Mitsui Banking Corp., will repurchase securities provided as collateral for $3,000,184,167 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2047 and the market value of those underlying securities was $3,069,284,187.	483,100,000
1,000,000,000	Interest in $2,386,000,000 joint repurchase agreement 2.210%, dated 10/31/2018 under which Wells Fargo Securities LLC, will repurchase securities provided as collateral for $2,386,146,474 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $2,433,876,600.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	1,822,100,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (AMORTIZED AND IDENTIFIED COST $12,560,972,219)	12,560,972,219
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	33,474,064
	TOTAL NET ASSETS—100%	$12,594,446,283
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 10/31/2018	26,997,500
Value	27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$149,815
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's net asset value (NAV), which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
6

The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$597,437,391	$—	$597,437,391
Commercial Paper	—	3,549,156,449	—	3,549,156,449
Notes-Variable	—	3,861,111,179	—	3,861,111,179
Time Deposits	—	1,537,000,000	—	1,537,000,000
Other Repurchase Agreements	—	1,167,167,000	—	1,167,167,000
Repurchase Agreements	—	1,822,100,000	—	1,822,100,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$12,533,972,019	$—	$12,560,972,219
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
7
Federated Institutional Prime Obligations Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Automotive—0.0%
$2,394,934		Westlake Automobile Receivables Trust 2018-2, Class A1, 2.500%, 5/15/2019 (IDENTIFIED COST $2,394,934)	$2,394,917
		BANK NOTE—0.8%
		Finance - Banking—0.8%
95,000,000		Bank of America N.A., 2.600%, 4/4/2019 (IDENTIFIED COST $95,000,000)	94,984,985
		CERTIFICATES OF DEPOSIT—6.2%
		Finance - Banking—6.2%
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	24,992,685
90,000,000		MUFG Bank Ltd., 2.830%, 5/1/2019	90,003,091
175,000,000		Mizuho Bank Ltd., 2.345%—2.410%, 11/16/2018 - 12/21/2018	174,537,030
233,000,000		Mizuho Bank Ltd., 2.360%—2.380%, 11/14/2018 - 12/14/2018	232,574,274
8,000,000		Toronto Dominion Bank, 1.800%, 11/14/2018	8,000,000
50,000,000		Toronto Dominion Bank, 2.600%, 5/6/2019	49,938,688
25,000,000		Toronto Dominion Bank, 2.960%, 7/24/2019	25,000,914
100,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	100,042,989
50,000,000		Wells Fargo Bank International, 2.640%, 3/21/2019	49,988,976
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $755,111,304)	755,078,647
	[1]	COMMERCIAL PAPER—22.2%
		Aerospace/Auto—0.4%
50,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.460%, 1/22/2019	49,690,249
		Finance - Banking—8.8%
25,915,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.293%, 11/15/2018	25,892,022
210,930,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.335%—2.405%, 11/13/2018 - 11/30/2018	210,669,074
178,500,000		Banque et Caisse d'Epargne de L'Etat, 2.471%—2.615%, 3/6/2019 - 4/1/2019	176,699,777
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.817%—3.060%, 7/1/2019 - 10/11/2019	14,617,940
45,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.436%, 1/3/2019	44,808,960
25,000,000		J.P. Morgan Securities LLC, 2.511%, 2/26/2019	24,788,092
50,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.208%, 11/9/2018	49,975,555
160,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.293%—2.354%, 11/19/2018 - 12/18/2018	159,606,950
50,000,000		Mizuho Bank Ltd., 2.290%, 11/23/2018	49,930,486
73,500,000		Nederlandse Waterschapsbank NV, 2.168%, 11/2/2018	73,495,590
245,000,000		Sumitomo Mitsui Banking Corp., 2.348%—2.496%, 11/2/2018 - 12/27/2018	244,683,566
		TOTAL	1,075,168,012
		Finance - Retail—7.2%
20,000,000		Barton Capital S.A., 2.251%, 11/6/2018	19,993,750
45,000,000		CRC Funding, LLC, 2.491%, 1/22/2019	44,735,541
100,000,000		Old Line Funding, LLC, 2.314%, 12/19/2018	99,693,333
50,000,000		Old Line Funding, LLC, 2.394%, 12/27/2018	49,814,889
28,000,000		Old Line Funding, LLC, 2.446%, 12/6/2018	27,934,122
25,000,000		Old Line Funding, LLC, 2.809%, 4/25/2019	24,660,956
381,400,000		Sheffield Receivables Company LLC, 2.273%—2.502%, 11/5/2018 - 2/4/2019	379,646,987
187,400,000		Starbird Funding Corp., 2.283%—2.614%, 11/8/2018 - 1/10/2019	186,895,608
40,000,000		Thunder Bay Funding, LLC, 2.738%, 4/23/2019	39,474,133
		TOTAL	872,849,319
		Finance - Securities—2.3%
75,000,000		Anglesea Funding LLC, 2.250%—2.445%, 11/1/2018 - 1/4/2019	74,800,938
1

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$64,000,000		Collateralized Commercial Paper Co. LLC, 2.237%—2.672%, 11/2/2018 - 4/26/2019	$63,552,921
50,000,000		Collateralized Commercial Paper II Co. LLC, 2.532%, 3/1/2019	49,562,719
25,000,000		Great Bridge Capital Co., LLC, 2.460%, 12/21/2018	24,914,931
68,700,000		Longship Funding LLC, 2.251%, 11/6/2018	68,678,531
		TOTAL	281,510,040
		Insurance—0.6%
75,000,000		UnitedHealth Group, Inc., 2.505%, 12/31/2018	74,673,142
		Sovereign—2.9%
50,000,000		Caisse des Depots et Consignations (CDC), 2.614%, 4/2/2019	49,440,700
310,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.254%—2.625%, 11/22/2018 - 4/11/2019	308,070,578
		TOTAL	357,511,278
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,711,831,231)	2,711,402,040
	[2]	NOTES - VARIABLE—35.1%
		Aerospace/Auto—0.7%
14,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.430% (Secured Overnight Financing Rate +0.250%), 11/1/2018	13,999,690
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.495% (1-month USLIBOR +0.240%), 11/5/2018	49,998,528
15,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. Support Agreement), 2.583% (1-month USLIBOR +0.300%), 11/12/2018	15,000,000
		TOTAL	78,998,218
		Finance - Banking—25.9%
47,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.512% (1-month USLIBOR +0.225%), 11/19/2018	47,000,000
47,000,000		Bank of Montreal, 2.474% (1-month USLIBOR +0.200%), 11/5/2018	46,989,822
50,000,000		Bank of Montreal, 2.484% (1-month USLIBOR +0.200%), 11/13/2018	49,987,947
75,000,000		Bank of Montreal, 2.527% (1-month USLIBOR +0.250%), 11/9/2018	75,031,622
50,000,000		Bank of Montreal, 2.537% (1-month USLIBOR +0.250%), 11/19/2018	50,022,293
20,000,000		Bank of Montreal, 2.560% (1-month USLIBOR +0.280%), 11/23/2018	20,011,365
15,000,000		Bank of Montreal, 2.561% (1-month USLIBOR +0.280%), 11/26/2018	15,008,608
100,000,000		Bank of Montreal, 2.577% (1-month USLIBOR +0.300%), 11/7/2018	100,061,799
25,000,000		Bank of Montreal, 2.727% (1-month USLIBOR +0.440%), 11/13/2018	25,031,214
76,467,000		Bank of Montreal, 2.765% (3-month USLIBOR +0.320%), 1/18/2019	76,547,517
70,000,000		Bank of Nova Scotia, Toronto, 2.587% (1-month USLIBOR +0.300%), 11/26/2018	70,023,453
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.447% (3-month USLIBOR +0.130%), 12/7/2018	20,004,615
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.483% (3-month USLIBOR +0.130%), 12/21/2018	35,008,600
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.507% (1-month USLIBOR +0.220%), 11/12/2018	29,997,940
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.517% (1-month USLIBOR +0.220%), 11/30/2018	49,998,271
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.524% (1-month USLIBOR +0.230%), 11/26/2018	19,999,152
23,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.538% (3-month USLIBOR +0.130%), 1/8/2019	23,004,570
21,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.547% (1-month USLIBOR +0.260%), 11/12/2018	21,009,395
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.547% (3-month USLIBOR +0.220%), 12/10/2018	35,035,324
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.571% (1-month USLIBOR +0.290%), 11/8/2018	30,017,622
61,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.573% (1-month USLIBOR +0.290%), 11/12/2018	61,034,343
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.595% (3-month USLIBOR +0.150%), 1/18/2019	25,013,337
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.601% (1-month USLIBOR +0.320%), 11/6/2018	25,018,466
16,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.602% (1-month USLIBOR +0.320%), 11/23/2018	16,011,321
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.610% (1-month USLIBOR +0.320%), 11/19/2018	50,035,240
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.621% (1-month USLIBOR +0.340%), 11/7/2018	45,038,781
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.625% (1-month USLIBOR +0.330%), 11/26/2018	24,997,560
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.780% (1-month USLIBOR +0.500%), 11/15/2018	10,013,923
110,000,000		Canadian Imperial Bank of Commerce, 2.470% (1-month USLIBOR +0.190%), 11/26/2018	109,934,694
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$35,000,000		Canadian Imperial Bank of Commerce, 2.479% (1-month USLIBOR +0.200%), 11/5/2018	$35,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.521% (1-month USLIBOR +0.240%), 11/8/2018	50,020,004
20,000,000		Canadian Imperial Bank of Commerce, 2.528% (3-month USLIBOR +0.130%), 1/3/2019	19,997,233
30,000,000		Canadian Imperial Bank of Commerce, 2.538% (3-month USLIBOR +0.130%), 1/8/2019	29,996,036
25,000,000		Canadian Imperial Bank of Commerce, 2.577% (1-month USLIBOR +0.300%), 11/6/2018	25,015,464
14,000,000		Canadian Imperial Bank of Commerce, 2.604% (1-month USLIBOR +0.310%), 11/26/2018	14,006,085
45,000,000		Canadian Imperial Bank of Commerce, 2.620% (3-month USLIBOR +0.200%), 1/11/2019	45,021,587
50,000,000		Canadian Imperial Bank of Commerce, 2.625% (3-month USLIBOR +0.180%), 1/18/2019	50,020,497
25,000,000		Canadian Imperial Bank of Commerce, 2.647% (1-month USLIBOR +0.200%), 11/29/2018	25,000,000
46,300,000		Canadian Imperial Bank of Commerce, 2.647% (3-month USLIBOR +0.330%), 11/29/2018	46,355,046
75,000,000		Canadian Imperial Bank of Commerce, 2.755% (1-month USLIBOR +0.490%), 11/5/2018	75,108,709
7,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.250%, 11/7/2018	7,025,000
5,000,000		Commonwealth Bank of Australia, 2.448% (3-month USLIBOR +0.100%), 11/05/2018	4,999,752
125,000,000		Commonwealth Bank of Australia, 2.477% (1-month USLIBOR +0.200%), 11/9/2018	124,970,890
80,000,000		Commonwealth Bank of Australia, 2.514% (1-month USLIBOR +0.220%), 11/26/2018	79,990,434
50,000,000		Commonwealth Bank of Australia, 2.555% (1-month USLIBOR +0.260%), 11/28/2018	50,000,000
5,900,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.310%, 11/1/2018	5,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 2.240%, 11/7/2018	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.310%, 11/1/2018	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.310%, 11/1/2018	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.470% (1-month USLIBOR +0.190%), 11/14/2018	9,996,221
6,500,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.290%, 11/7/2018	6,500,000
6,785,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 2.280%, 11/1/2018	6,785,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.310%, 11/1/2018	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.310%, 11/1/2018	9,780,000
41,000,000		Pepper I-Prime 2018-2 Trust, Class A1U, (GTD by National Australia Bank Ltd., Melbourne), 2.671% (1-month USLIBOR +0.350%), 12/13/2018	40,993,563
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.633% (1-month USLIBOR +0.350%), 11/13/2018	30,494,264
5,575,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.390%, 11/1/2018	5,575,000
25,000,000		Royal Bank of Canada, 2.480% (1-month USLIBOR +0.200%), 11/15/2018	24,996,102
25,000,000		Royal Bank of Canada, 2.527% (1-month USLIBOR +0.250%), 11/8/2018	25,010,480
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.310%, 11/1/2018	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.310%, 11/1/2018	20,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.290%, 11/1/2018	18,965,000
805,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.350%, 11/1/2018	805,000
60,000,000		Sumitomo Mitsui Banking Corp., 2.460% (1-month USLIBOR +0.180%), 11/23/2018	60,003,128
75,000,000		Sumitomo Mitsui Banking Corp., 2.481% (1-month USLIBOR +0.200%), 11/26/2018	75,011,450
100,000,000		Sumitomo Mitsui Banking Corp., 2.527% (1-month USLIBOR +0.250%), 11/9/2018	100,030,916
40,000,000		Sumitomo Mitsui Banking Corp., 2.544% (1-month USLIBOR +0.250%), 11/26/2018	40,000,000
40,000,000		Sumitomo Mitsui Banking Corp., 2.555% (1-month USLIBOR +0.260%), 11/29/2018	40,000,000
20,000,000		Toronto Dominion Bank, 2.433% (3-month USLIBOR +0.110%), 12/6/2018	19,994,898
20,000,000		Toronto Dominion Bank, 2.472% (3-month USLIBOR +0.140%), 12/14/2018	20,002,322
20,000,000		Toronto Dominion Bank, 2.524% (1-month USLIBOR +0.230%), 11/26/2018	19,998,213
4,000,000		Toronto Dominion Bank, 2.527% (1-month USLIBOR +0.230%), 11/30/2018	4,000,000
60,000,000		Toronto Dominion Bank, 2.561% (1-month USLIBOR +0.280%), 11/8/2018	60,034,778
90,000,000		Toronto Dominion Bank, 2.562% (1-month USLIBOR +0.280%), 11/23/2018	90,014,899
50,000,000		Toronto Dominion Bank, 2.681% (1-month USLIBOR +0.400%), 11/8/2018	50,061,142
25,000,000		Wells Fargo Bank, N.A., 2.472% (3-month USLIBOR +0.160%), 11/26/2018	25,004,006
35,000,000		Wells Fargo Bank, N.A., 2.474% (3-month USLIBOR +0.160%), 11/15/2018	35,007,324
50,000,000		Wells Fargo Bank, N.A., 2.527% (3-month USLIBOR +0.200%), 12/10/2018	50,046,825
3

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$40,000,000		Wells Fargo Bank, N.A., 2.529% (1-month USLIBOR +0.250%), 11/5/2018	$40,016,376
49,500,000		Wells Fargo Bank, N.A., 2.558% (3-month USLIBOR +0.150%), 1/8/2019	49,520,951
21,000,000		Wells Fargo Bank, N.A., 2.561% (3-month USLIBOR +0.180%), 12/27/2018	21,000,000
50,000,000		Wells Fargo Bank, N.A., 2.637% (3-month USLIBOR +0.150%), 1/24/2019	50,032,658
34,500,000		Wells Fargo Bank, N.A., 2.690% (3-month USLIBOR +0.200%), 1/25/2019	34,514,780
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.467% (1-month USLIBOR +0.190%), 11/09/2018	74,983,603
45,000,000		Westpac Banking Corp. Ltd., Sydney, 2.567% (1-month USLIBOR +0.280%), 11/26/2018	45,021,762
6,665,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.250%, 11/1/2018	6,665,000
		TOTAL	3,153,256,192
		Finance - Commercial—0.7%
85,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.509% (1-month USLIBOR +0.230%), 11/5/2018	85,000,000
		Finance - Retail—1.7%
60,000,000		Old Line Funding, LLC, 2.736% (1-month USLIBOR +0.480%), 11/1/2018	60,083,580
50,000,000		Old Line Funding, LLC, 2.780% (1-month USLIBOR +0.500%), 11/21/2018	50,070,980
50,000,000		Old Line Funding, LLC, 2.780% (1-month USLIBOR +0.500%), 11/23/2018	50,071,253
50,000,000		Sheffield Receivables Company LLC, 2.530% (Secured Overnight Financing Rate +0.350%), 11/1/2018	50,000,000
		TOTAL	210,225,813
		Finance - Securities—4.8%
40,000,000		Anglesea Funding LLC, 2.562% (1-month USLIBOR +0.280%), 11/19/2018	39,999,685
45,000,000		Anglesea Funding LLC, 2.600% (1-month USLIBOR +0.310%), 11/19/2018	45,000,000
95,000,000		Anglesea Funding LLC, 2.604% (1-month USLIBOR +0.320%), 11/12/2018	95,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, 2.434% (3-month USLIBOR +0.100%), 12/17/2018	24,999,868
3,000,000		Collateralized Commercial Paper Co. LLC, 2.484% (1-month USLIBOR +0.210%), 11/1/2018	2,999,835
20,000,000		Collateralized Commercial Paper Co. LLC, 2.518% (3-month USLIBOR +0.110%), 1/7/2019	19,999,046
35,000,000		Collateralized Commercial Paper Co. LLC, 2.555% (3-month USLIBOR +0.110%), 1/18/2019	35,002,015
20,000,000		Collateralized Commercial Paper Co. LLC, 2.558% (3-month USLIBOR +0.220%), 12/20/2018	20,000,000
5,000,000		Collateralized Commercial Paper Co. LLC, 2.566% (3-month USLIBOR +0.130%), 1/15/2019	5,000,475
15,000,000	[3]	Collateralized Commercial Paper Co. LLC, 2.573% (1-month USLIBOR +0.290%), 11/12/2018	15,008,337
5,000,000		Collateralized Commercial Paper Co. LLC, 2.574% (1-month USLIBOR +0.280%), 11/26/2018	5,002,884
25,000,000		Collateralized Commercial Paper Co. LLC, 2.579% (3-month USLIBOR +0.110%), 1/22/2019	25,001,568
47,000,000		Collateralized Commercial Paper II Co. LLC, 2.484% (1-month USLIBOR +0.210%), 11/1/2018	46,997,411
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.485% (3-month USLIBOR +0.170%), 11/30/2018	25,000,000
54,500,000		Collateralized Commercial Paper II Co. LLC, 2.486% (3-month USLIBOR +0.100%), 12/24/2018	54,492,810
11,000,000		Collateralized Commercial Paper II Co. LLC, 2.510% (1-month USLIBOR +0.230%), 11/13/2018	10,996,962
30,000,000		Collateralized Commercial Paper II Co. LLC, 2.562% (1-month USLIBOR +0.280%), 11/19/2018	30,017,149
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.567% (1-month USLIBOR +0.280%), 11/12/2018	25,014,272
8,000,000		Collateralized Commercial Paper II Co. LLC, 2.568% (3-month USLIBOR +0.160%), 1/8/2019	8,001,115
18,000,000		Collateralized Commercial Paper II Co. LLC, 2.691% (1-month USLIBOR +0.430%), 11/2/2018	18,012,067
30,000,000		Collateralized Commercial Paper II Co. LLC, 2.691% (1-month USLIBOR +0.430%), 11/2/2018	30,020,112
		TOTAL	581,565,611
		Government Agency—1.3%
4,600,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 2.240%, 11/7/2018	4,600,000
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.310%, 11/1/2018	9,015,000
19,425,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 2.270%, 11/1/2018	19,425,000
18,000,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	18,000,000
18,000,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	18,000,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	1,000,000
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,965,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.310%, 11/1/2018	$5,965,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.270%, 11/1/2018	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 2.310%, 11/1/2018	7,500,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.310%, 11/1/2018	5,740,000
		TOTAL	163,085,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $4,271,079,801)	4,272,130,834
		TIME DEPOSITS—3.2%
		Finance - Banking—3.2%
136,000,000		ABN Amro Bank NV, 2.230%, 11/6/2018	136,000,000
250,000,000		Standard Chartered Bank PLC, 2.220%, 11/1/2018	250,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $386,000,000)	386,000,000
		OTHER REPURCHASE AGREEMENTS—13.0%
		Finance - Banking—13.0%
155,000,000		BMO Capital Markets Corp., 2.29%, dated 10/31/2018, interest in a $287,000,000 collateralized loan agreement will repurchase securities provided as collateral for $287,018,256 on 11/1/2018, in which asset-backed securities, corporate bonds and medium term notes with a market value of $292,758,622 have been received as collateral and held with BNY Mellon as tri-party agent.	155,000,000
50,000,000		BNP Paribas SA, 2.23%, dated 9/13/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,188,931 on 11/7/2018, in which asset-backed securities and medium-term notes with a market value of $51,192,710 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000		BNP Paribas SA, 2.32%, dated 10/31/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,006,444 on 11/1/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $102,006,573 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000		BNP Paribas SA, 2.44%, dated 9/24/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,447,333 on 11/7/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $76,956,280 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
3,500,000		BNP Paribas SA, 2.49%, dated 10/31/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,729 on 11/1/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $25,524,753 have been received as collateral and held with BNY Mellon as tri-party agent.	3,500,000
60,000,000		Citigroup Global Markets, Inc., 2.39%, dated 10/31/2018, interest in a $60,000,000 collateralized loan agreement will repurchase securities provided as collateral for $60,003,983 on 11/1/2018, in which exchange-traded funds with a market value of $61,204,078 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
48,400,000		Citigroup Global Markets, Inc., 2.69%, dated 10/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,736 on 11/1/2018, in which asset-backed securities, corporate bonds and collateralized mortgage obligations with a market value of $51,004,124 have been received as collateral and held with BNY Mellon as tri-party agent.	48,400,000
25,000,000		Citigroup Global Markets, Inc., 3.08%, dated 8/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,181,242 on 11/1/2018, in which corporate bonds, certificates of deposit, collateralized mortgage obligations and medium-term notes with a market value of $76,707,336 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000		Citigroup Global Markets, Inc., 3.13%, dated 8/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,320,789 on 11/1/2018, in which asset-backed securities, corporate bonds and collateralized mortgage obligations with a market value of $148,307,735 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
100,000,000		HSBC Securities (USA), Inc., 2.29%, dated 10/31/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,009,542 on 11/1/2018, in which asset-backed securities with a market value of $153,000,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
45,000,000		HSBC Securities (USA), Inc., 2.29%, dated 10/31/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,005,725 on 11/1/2018, in which assets-backed securities and medium-term notes with a market value of $91,800,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	45,000,000
124,233,000		HSBC Securities (USA), Inc., 2.39%, dated 10/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,917 on 11/1/2018, in which corporate bonds with a market value of $306,000,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	124,233,000
150,000,000		ING Financial Markets LLC, 2.30%, dated 10/31/2018, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,015,972 on 11/1/2018, in which corporate bonds and medium-term notes with a market value of $255,016,292 have been received as collateral and held with JPMorgan Chase as tri-party agent.	150,000,000
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$40,000,000	ING Financial Markets LLC, 2.34%, dated 10/31/2018, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,002,600 on 11/1/2018, in which corporate bonds and medium-term notes with a market value of $40,802,653 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$40,000,000
50,000,000	ING Financial Markets LLC, 2.35%, dated 10/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,264 on 11/1/2018, in which corporate bonds and medium-term notes with a market value of $51,003,329 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
50,000,000	MUFG Securities Americas, Inc., 2.38%, dated 10/12/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,208,250 on 11/2/2018, in which asset-backed securities, convertible bonds, corporate bonds, medium-term notes and municipal bonds with a market value of $153,202,646 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
189,000,000	MUFG Securities Americas, Inc., 2.39%, dated 10/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,917 on 11/1/2018, in which asset-backed securities, commercial paper, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $306,040,631 have been received as collateral and held with BNY Mellon as tri-party agent.	189,000,000
50,000,000	Mizuho Securities USA LLC., 3.08%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,821,333 on 12/11/2018, in which collateralized mortgage obligations with a market value of $163,479,254 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
95,000,000	Wells Fargo Securities LLC, 2.96%, dated 10/25/2018, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,703,000 on 1/23/2019, in which collateralized mortgage obligations with a market value of $96,955,771 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
100,000,000	Wells Fargo Securities LLC, 2.98%, dated 10/19/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,498,278 on 1/19/2019, in which asset-backed securities with a market value of $102,109,764 have been received as collateral and held with BNY Mellon as tri-party agent.	99,998,509
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,580,133,000)	1,580,131,509
	REPURCHASE AGREEMENTS—19.6%
	Finance - Banking—19.6%
364,000,000	Interest in $2,200,000,000 joint repurchase agreement 2.21%, dated 10/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,135,056 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/16/2060 and the market value of those underlying securities was $2,253,843,431.	364,000,000
275,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 10/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,183,333 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $3,072,345,113.	275,000,000
500,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.21%, dated 10/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,184,167 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2047 and the market value of those underlying securities was $3,069,284,187.	500,000,000
1,000,000,000	Interest in $2,386,000,000 joint repurchase agreement 2.21%, dated 10/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,386,146,474 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $2,433,876,600.	1,000,000,000
245,100,000	Interest in $250,000,000 joint repurchase agreement 2.21%, dated 10/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,015,347 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $255,015,655.	245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,384,100,000)	2,384,100,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $12,185,650,270)	12,186,222,932
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(8,507,951)
	TOTAL NET ASSETS—100%	$12,177,714,981
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2018, these restricted securities amounted to $15,008,337, which represented 0.1% of total net assets.
6

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
7
Federated Institutional Prime Value Obligations Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.2%
7,558,147,700	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.30%[1] (IDENTIFIED COST $7,559,574,316)	$7,559,659,330
	OTHER REPURCHASE AGREEMENT—0.5%
	Finance - Banking—0.5%
$38,000,000	HSBC Securities (USA), Inc. 2.39%, dated 10/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,917 on 11/1/2018, in which corporate bonds with a market value of $306,000,000 have been received as collateral and held with JPMorgan Chase as tri-party agent. (IDENTIFIED COST $38,000,000)	38,000,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $7,597,574,316)	7,597,659,330
	OTHER ASSETS AND LIABILITIES - NET—0.3%[2]	23,872,143
	TOTAL NET ASSETS—100%	$7,621,531,473
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	7,109,138,403
Purchases/Additions	2,025,000,000
Sales/Reductions	(1,575,990,703)
Balance of Shares Held 10/31/2018	7,558,147,700
Value	$7,559,659,330
Change in Unrealized Appreciation/Depreciation	$(1,203,300)
Net Realized Gain/(Loss)	$445,584
Dividend Income	$39,974,385
The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (the “Trust”) which is also managed by the Adviser. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At October 31, 2018, POF represents 99.2% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF.
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
1

on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$38,000,000	$—	$38,000,000
Investment Company	7,559,659,330	—	—	7,559,659,330
TOTAL SECURITIES	$7,559,659,330	$38,000,000	$—	$7,597,659,330
2
Federated Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.8%
		Alabama—6.0%
$17,945,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.710%, 11/1/2018	$17,945,000
16,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.710%, 11/1/2018	16,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.710%, 11/7/2018	40,000,000
26,300,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.710%, 11/1/2018	26,300,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.710%, 11/1/2018	4,100,000
5,800,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.710%, 11/1/2018	5,800,000
35,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.710%, 11/7/2018	35,000,000
17,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.650%, 11/1/2018	17,000,000
18,440,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.650%, 11/1/2018	18,440,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.700%, 11/1/2018	24,810,000
		TOTAL	205,395,000
		Arizona—0.4%
11,210,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/13/2018	11,210,000
3,920,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs (FNMA LOC), 1.630%, 11/1/2018	3,920,000
		TOTAL	15,130,000
		California—4.9%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.750%, 11/1/2018	46,000,000
19,500,000		California PCFA (Pacific Gas & Electric Co.), (1996 Series C) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.700%, 11/1/2018	19,500,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.80% CP, Mandatory Tender 1/9/2019	12,000,000
15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.40% CP, Mandatory Tender 11/8/2018	15,500,000
45,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), 1.80% CP, Mandatory Tender 2/12/2019	45,000,000
19,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), 1.80% CP, Mandatory Tender 2/12/2019	19,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.600%, 11/1/2018	10,000,000
		TOTAL	167,000,000
		Colorado—2.1%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	5,185,000
9,935,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/17/2019	9,935,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.630%, 11/1/2018	6,345,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/6/2018	6,685,000
25,000,000		Lower Colorado River Authority Transmission Services Corp., RBC Muni Products (Series E-122) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	25,000,000
8,110,000		University of Colorado, RBC Muni Products (Series E-123) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	8,110,000
10,985,000		University of Colorado, Solar Eclipse (Series 2017-0065), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/20/2018	10,985,000
		TOTAL	72,245,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Connecticut—1.0%
$2,105,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.630%, 11/1/2018	$2,105,000
345,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.630%, 11/1/2018	345,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	30,000,000
		TOTAL	32,450,000
		District of Columbia—0.3%
4,985,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/29/2018	4,985,000
4,000,000		District of Columbia, Solar Eclipse (Series 2017-0035), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/29/2018	4,000,000
		TOTAL	8,985,000
		Florida—10.7%
4,975,000		Central Florida Expressway Authority, Golden Blue (Series 2018-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	4,975,000
6,475,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/29/2018	6,475,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.78% CP, Mandatory Tender 1/3/2019	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse, 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/3/2019	5,000,000
10,805,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/1/2018	10,805,000
11,000,000		Florida State, Solar Eclipse, 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/13/2018	11,000,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.76% CP, Mandatory Tender 12/11/2018	35,960,000
2,800,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 1.690%, 11/1/2018	2,800,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.750%, 11/1/2018	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs (SunTrust Bank LOC), 1.660%, 11/7/2018	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.730%, 11/1/2018	4,200,000
5,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.660%, 11/7/2018	5,325,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.660%, 11/1/2018	17,480,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.900%, 11/1/2018	16,500,000
125,175,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.730%, 11/1/2018	125,175,000
10,600,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.610%, 11/1/2018	10,600,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.80% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 1/15/2019	18,000,000
12,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, 11/1/2018	12,000,000
		TOTAL	364,355,000
		Georgia—4.2%
2,135,000		Cobb County, GA Housing Authority (Highland Ridge Partners LP), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.640%, 11/1/2018	2,135,000
2,650,000		DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 1.590%, 11/7/2018	2,650,000
26,325,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.630%, 11/7/2018	26,325,000
24,450,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.78% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/27/2018	24,450,000
5,000,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs (Bank of America N.A. LIQ), 1.650%, 11/1/2018	5,000,000
54,410,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1), 1.70% TOBs (Royal Bank of Canada LOC), Optional Tender 12/1/2018	54,410,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$10,000,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2), 1.70% TOBs (Royal Bank of Canada LOC), Optional Tender 12/1/2018	$10,000,000
7,490,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/5/2018	7,490,000
4,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.640%, 11/7/2018	4,500,000
4,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs (Bank of Montreal LOC), 1.630%, 11/7/2018	4,500,000
2,135,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-3) Weekly VRDNs, 1.570%, 11/1/2018	2,135,000
		TOTAL	143,595,000
		Hawaii—0.5%
8,845,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 2.050%, 11/1/2018	8,845,000
8,625,000		Hawaii State, Solar Eclipse (3a-7), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/17/2019	8,625,000
		TOTAL	17,470,000
		Idaho—0.3%
11,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID), 1.800% TOBs, Optional Tender 2/1/2019	11,000,000
		Illinois—0.6%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.770%, 11/1/2018	600,000
1,850,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs (Bank of America N.A. LOC), 1.610%, 11/7/2018	1,850,000
2,500,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.620%, 11/7/2018	2,500,000
8,800,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.640%, 11/7/2018	8,800,000
6,450,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.730%, 11/2/2018	6,450,000
		TOTAL	20,200,000
		Indiana—1.2%
15,000,000		Indiana Development Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 1.590%, 11/7/2018	15,000,000
14,115,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs (Bank of New York Mellon LOC), 1.640%, 11/1/2018	14,115,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs (AgriBank FCB LOC), 1.710%, 11/1/2018	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs (AgriBank FCB LOC), 1.710%, 11/1/2018	6,500,000
		TOTAL	39,650,000
		Iowa—0.9%
31,400,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.640%, 11/1/2018	31,400,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	5,000,000
		Kentucky—0.4%
14,705,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.790%, 11/2/2018	14,705,000
		Louisiana—3.0%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs (GTD by BASF SE), 1.660%, 11/7/2018	50,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs (FHLB of Dallas LOC), 1.640%, 11/7/2018	12,000,000
1,080,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.640%, 11/7/2018	1,080,000
18,340,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 1.610%, 11/7/2018	18,340,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	4,335,000
17,450,000		St. James Parish, LA (NuStar Logistics LP), (Series 2011) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.650%, 11/7/2018	17,450,000
		TOTAL	103,205,000
		Maryland—0.7%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28), 1.80% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 1/2/2019	5,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Maryland—continued
$1,520,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 11/6/2018	$1,520,000
4,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (TD Bank, N.A. LOC), 1.600%, 11/7/2018	4,600,000
4,975,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041, 1.73% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/24/2019	4,975,000
6,655,000		University System of Maryland, Solar Eclipse (Series 2017-0023), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/13/2018	6,655,000
		TOTAL	22,750,000
		Massachusetts—1.3%
995,000		Billerica, MA, Solar Eclipse (2017-0027), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/8/2018	995,000
500,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs (Citibank NA, New York LIQ), 1.600%, 11/1/2018	500,000
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.630%, 11/1/2018	6,120,000
3,000,000		Gardner, MA, 2.75% BANs, 6/28/2019	3,015,404
12,200,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.640%, 11/1/2018	12,200,000
6,750,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.640%, 11/1/2018	6,750,000
2,400,000		Massachusetts IFA (Nova Realty Trust), (Series 1994) Weekly VRDNs (TD Bank, N.A. LOC), 1.600%, 11/1/2018	2,400,000
3,870,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/21/2018	3,870,000
1,800,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 1.620%, 11/1/2018	1,800,000
1,550,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 1.620%, 11/1/2018	1,550,000
600,000		Massachusetts State Development Finance Agency (Babson College), (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 1.620%, 11/1/2018	600,000
1,325,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs (TD Bank, N.A. LOC), 1.610%, 11/7/2018	1,325,000
3,015,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Bank of America N.A. LIQ), 1.620%, 11/1/2018	3,015,000
		TOTAL	44,140,404
		Michigan—4.4%
60,300,000		Eastern Michigan University Board of Regents, Golden Blue (3a-7) 2018-009 Weekly VRDNs (Build America Mutual Assurance INS)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.640%, 11/1/2018	60,300,000
5,000,000		Eastern Michigan University Board of Regents, Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.650%, 11/1/2018	5,000,000
4,000,000		Jackson County, MI Public Schools (Michigan School Bond Qualification and Loan Program), (Series 2018-XF2650) Weekly VRDNs (Citibank NA, New York LIQ), 1.720%, 11/1/2018	4,000,000
740,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 1.600%, 11/1/2018	740,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.690%, 11/7/2018	3,100,000
570,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.610%, 11/1/2018	570,000
8,600,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs (Comerica Bank LOC), 1.700%, 11/1/2018	8,600,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (MUFG Bank Ltd. LOC), 1.640%, 11/1/2018	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.790%, 11/2/2018	3,105,000
910,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 11/1/2018	910,000
25,225,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 11/1/2018	25,225,000
34,635,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 11/1/2018	34,635,000
4,000,000		Trenton, MI Public Schools (Michigan School Bond Qualification and Loan Program), (Series 2018-XF2651) Weekly VRDNs (Citibank NA, New York LIQ), 1.720%, 11/1/2018	4,000,000
		TOTAL	150,585,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—0.9%
$4,735,000		Andover, MN (Presbyterian Homes of Andover, Inc.), (Series 2003) Weekly VRDNs (FNMA LOC), 1.600%, 11/1/2018	$4,735,000
1,760,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.600%, 11/1/2018	1,760,000
6,890,000		Minneapolis, MN (Symphony Place) Weekly VRDNs (FHLMC LOC), 1.630%, 11/1/2018	6,890,000
3,940,000		Plymouth, MN (Parkside Apartments), (Series 2003) Weekly VRDNs (FNMA LOC), 1.600%, 11/1/2018	3,940,000
9,905,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/29/2018	9,905,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.680%, 11/1/2018	2,642,000
		TOTAL	29,872,000
		Mississippi—0.2%
8,000,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.760%, 11/1/2018	8,000,000
		Missouri—1.7%
7,330,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 1.620%, 11/1/2018	7,330,000
4,965,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/29/2018	4,965,000
4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs (Royal Bank of Canada LIQ), 1.630%, 11/1/2018	4,000,000
40,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.660%, 11/1/2018	40,000,000
		TOTAL	56,295,000
		Multi-State—7.1%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.690%, 11/1/2018	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.650%, 11/1/2018	47,100,000
72,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.690%, 11/1/2018	72,000,000
		TOTAL	240,500,000
		Nevada—1.4%
11,565,000		Clark County, NV Passenger Facility (Las Vegas-McCarran International Airport), (2010 Series F-2) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.600%, 11/7/2018	11,565,000
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/20/2018	5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 1.49% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 11/5/2018	12,500,000
10,000,000		Las Vegas, NV Convention & Visitors Authority, Tender Option Bond Trust Receipts (Series 2018-XG0199) Weekly VRDNs (Royal Bank of Canada LIQ), 1.680%, 11/1/2018	10,000,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/6/2018	7,990,000
		TOTAL	47,055,000
		New Jersey—3.7%
27,395,000		Belmar, NJ, 2.625% BANs, 2/8/2019	27,469,899
9,948,933		Carlstadt, NJ, 2.625% BANs, 7/26/2019	10,000,674
10,750,000		Carteret, NJ, 2.75% BANs, 2/1/2019	10,773,921
1,433,750		Chatham Boro, NJ, 2.75% BANs, 5/24/2019	1,439,640
3,942,500		Cranbury Township, NJ, 2.75% BANs, 5/23/2019	3,959,690
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.640%, 11/1/2018	6,000,000
3,096,000		Franklin Lakes, NJ, 3.00% BANs, 10/24/2019	3,120,292
1,962,000		Haworth Borough, NJ, 2.50% BANs, 2/22/2019	1,966,774
4,435,625		Lacey Township, NJ, 3.00% BANs, 5/24/2019	4,461,135
2,315,000		Lyndhurst Township, NJ, 2.50% BANs, 2/8/2019	2,319,936
6,930,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 1.640%, 11/1/2018	6,930,000
11,295,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C), 1.88% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	11,295,000
6,349,646		Ocean Township, NJ (Ocean County), 2.00% BANs, 11/15/2018	6,350,658
2,950,000		Palmyra Borough, NJ, (2017 Series A), 2.50% BANs, 12/19/2018	2,953,049

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$8,897,250		South River, NJ, 2.50% BANs, 12/11/2018	$8,906,367
2,876,013		Tenafly, NJ, 2.75% BANs, 5/31/2019	2,888,233
4,185,000		Tewksbury Township, NJ, 2.75% BANs, 5/28/2019	4,204,873
4,689,000		Vernon Township, NJ, 3.00% BANs, 9/13/2019	4,728,377
3,757,151		Waldwick, NJ, 2.75% BANs, 7/26/2019	3,780,053
1,715,130		Westampton, NJ, 2.75% BANs, 6/6/2019	1,722,124
		TOTAL	125,270,695
		New York—7.0%
18,525,000		Candor, NY CSD, 2.75% BANs, 4/3/2019	18,597,680
13,000,000		Copiague, NY Union Free School District, 2.75% TANs, 6/25/2019	13,070,606
7,627,000		Corning, NY City School District, (Series B), 2.75% BANs, 8/15/2019	7,677,016
4,000,000		East Williston, NY Union Free School District, 2.75% TANs, 6/25/2019	4,021,719
3,317,500		Guilderland, NY CSD, 2.75% BANs, 7/12/2019	3,335,528
3,460,957		Lakeland, NY CSD of Shrub Oak, 2.75% BANs, 8/23/2019	3,484,286
32,500,000		MTA Transportation Revenue, RBC Muni Products (Series E-126) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	32,500,000
10,000,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.720%, 11/1/2018	10,000,000
6,000,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs (TD Bank, N.A. LOC), 1.650%, 11/1/2018	6,000,000
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 1.680%, 11/1/2018	21,190,000
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.720%, 11/1/2018	8,985,000
6,650,000		New York City Housing Development Corp., (2018 Series G), 1.50% TOBs, Mandatory Tender 2/1/2019	6,650,000
1,305,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.700%, 11/1/2018	1,305,000
4,400,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.680%, 11/1/2018	4,400,000
6,500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-4) Daily VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 1.720%, 11/1/2018	6,500,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.600%, 11/1/2018	2,000,000
4,365,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.720%, 11/1/2018	4,365,000
8,840,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs (Barclays Bank PLC LIQ), 1.600%, 11/1/2018	8,840,000
5,100,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs (MUFG Bank Ltd. LOC), 1.660%, 11/1/2018	5,100,000
16,500,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 11/1/2018	16,500,000
1,000,000		New York State Dormitory Authority (Rockefeller University), (Series 2002A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.600%, 11/1/2018	1,000,000
3,400,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.690%, 11/1/2018	3,400,000
7,150,000		New York State HFA (Avalon Bowery Place I), (2010 Series A) Weekly VRDNs (FHLMC LOC), 1.580%, 11/7/2018	7,150,000
2,202,791		Ossining (Town of), NY, 2.625% BANs, 8/16/2019	2,214,454
5,200,000		Oyster Bay-East Norwich, NY CSD, 3.00% TANs, 6/26/2019	5,236,561
2,470,000		Pine Bush, NY CSD, 2.75% BANs, 8/29/2019	2,484,971
10,000,000		Sewanhaka, NY Central High School District, 2.75% TANs, 6/21/2019	10,053,360
5,458,779		Union, NY, 2.75% BANs, 2/28/2019	5,472,353
7,500,000		Victor, NY CSD, (Series B), 3.00% BANs, 6/28/2019	7,547,970
3,630,000		Webster, NY, 2.75% BANs, 7/9/2019	3,650,718
5,162,200		Webutuck, NY CSD, (2018 Series A), 2.75% BANs, 8/23/2019	5,196,996
		TOTAL	237,929,218
		North Carolina—0.9%
10,165,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Stage Trust (Series 2011-72C), 1.88% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/15/2019	10,165,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—continued
$4,810,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/21/2018	$4,810,000
5,585,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/13/2018	5,585,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C), 1.88% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	11,015,000
		TOTAL	31,575,000
		North Dakota—0.3%
9,124,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.720%, 11/7/2018	9,124,000
		Ohio—3.6%
10,000,000		Akron, OH, 3.00% BANs, 12/12/2018	10,016,029
2,200,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs (MUFG Union Bank, N.A. LOC), 1.670%, 11/1/2018	2,200,000
7,250,000		Avon, OH Water System, 2.375% BANs, 1/31/2019	7,261,098
10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	10,000,000
2,120,000		Cuyahoga County, OH Hospital Authority (The Sisters of Charity of St. Augustine Health System, Inc.), (Series 2000) Weekly VRDNs (PNC Bank, N.A. LOC), 1.600%, 11/1/2018	2,120,000
9,265,000		Delaware, OH, 3.00% BANs, 4/10/2019	9,310,857
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	4,000,000
520,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.600%, 11/1/2018	520,000
17,500,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH), 1.800% TOBs, Optional Tender 2/1/2019	17,500,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	23,640,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27), 1.80% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 12/3/2018	5,000,000
2,180,000		Ohio Water Development Authority, (Series 2016A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 1.620%, 11/7/2018	2,180,000
1,895,000		Parma Heights, OH, 3.00% BANs (GTD by Ohio State), 7/17/2019	1,908,783
8,643,000		Tipp City, OH, (Series A), 2.125% BANs, 2/13/2019	8,653,273
3,625,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.730%, 11/1/2018	3,625,000
		TOTAL	123,345,040
		Oklahoma—0.5%
13,500,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.950%, 11/1/2018	13,500,000
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.700%, 11/1/2018	3,410,000
		TOTAL	16,910,000
		Oregon—0.8%
12,125,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/27/2018	12,125,000
14,055,000		Oregon State Housing and Community Services Department, (2018 Series B) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.630%, 11/1/2018	14,055,000
		TOTAL	26,180,000
		Pennsylvania—8.5%
2,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.740%, 11/1/2018	2,400,000
5,370,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 11/1/2018	5,370,000
46,380,000		Allegheny County, PA HDA (UPMC Health System), (Series E-111) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 11/1/2018	46,380,000
1,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.630%, 11/1/2018	1,500,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs (GTD by Citibank NA, New York)/(Citibank NA, New York LIQ), 1.660%, 11/1/2018	$4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	10,000,000
2,715,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs (TD Bank, N.A. LOC), 1.600%, 11/1/2018	2,715,000
11,675,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.600%, 11/1/2018	11,675,000
7,650,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.600%, 11/1/2018	7,650,000
1,750,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.620%, 11/1/2018	1,750,000
6,455,000		Commonwealth of Pennsylvania, (Series 2018-XG0180) Weekly VRDNs (Bank of America N.A. LIQ), 1.600%, 11/1/2018	6,455,000
1,000,000		Commonwealth of Pennsylvania, (Series 2018-ZM0650) Weekly VRDNs (Bank of America N.A. LIQ), 1.600%, 11/1/2018	1,000,000
700,000		Delaware River Port Authority Revenue, (Series 2010B) Weekly VRDNs (Barclays Bank PLC LOC), 1.580%, 11/1/2018	700,000
32,800,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.680%, 11/7/2018	32,800,000
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C), 1.88% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	7,080,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C), 1.88% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	4,795,000
500,000		Haverford Twp., PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 1.600%, 11/1/2018	500,000
585,000		Lancaster County, PA Hospital Authority (Masonic Villages) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.660%, 11/1/2018	585,000
1,200,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.600%, 11/1/2018	1,200,000
1,950,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series C of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.600%, 11/1/2018	1,950,000
2,100,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.580%, 11/1/2018	2,100,000
3,720,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs (GTD by FHLMC), 1.600%, 11/1/2018	3,720,000
300,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.650%, 11/1/2018	300,000
121,685,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.650%, 11/1/2018	121,685,000
1,000,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 1.600%, 11/1/2018	1,000,000
10,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.720%, 11/1/2018	10,000,000
		TOTAL	289,800,000
		Rhode Island—0.2%
5,200,000		Rhode Island State Health and Educational Building Corp. (Rhode Island School of Design), (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.600%, 11/7/2018	5,200,000
		South Carolina—0.1%
4,005,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.660%, 11/7/2018	4,005,000
		Tennessee—0.9%
8,700,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Tender Option Bond Trust Receipts (Series 2018-XG0194) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.640%, 11/1/2018	8,700,000
21,175,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Bank of America N.A. LOC), 1.630%, 11/7/2018	21,175,000
		TOTAL	29,875,000
		Texas—12.8%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 11/15/2018	8,575,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.690%, 11/1/2018	700,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 1.630%, 11/1/2018	3,745,000
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 11/1/2018	17,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$9,860,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2009 C-2), 1.75% CP, Mandatory Tender 12/4/2018	$9,860,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), 1.75% CP, Mandatory Tender 12/4/2018	30,000,000
23,000,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), (Series 2016C) Weekly VRDNs, 1.650%, 11/7/2018	23,000,000
4,590,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), (Series 2016D) Weekly VRDNs, 1.610%, 11/7/2018	4,590,000
6,200,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.700%, 11/1/2018	6,200,000
53,490,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.700%, 11/1/2018	53,490,000
4,640,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050), 1.75% TOBs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), Optional Tender 1/10/2019	4,640,000
18,750,000		Houston, TX Combined Utility System, (Series 2004B-6) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.600%, 11/1/2018	18,750,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	3,500,000
10,025,000		Katy, TX ISD, Tender Option Bond Trust Receipts (2018-XG0163) Weekly VRDNs (GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 1.640%, 11/1/2018	10,025,000
10,000,000		North Texas Tollway Authority, (Series A), 5.00% Bonds, 1/1/2019	10,051,288
400,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.600%, 11/1/2018	400,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs (GTD by Total S.A.), 1.660%, 11/7/2018	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (GTD by Total S.A.), 1.660%, 11/7/2018	21,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 1.77% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 12/6/2018	55,000,000
13,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), 1.77% CP, Mandatory Tender 12/21/2018	13,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 11/1/2018	4,000,000
75,000,000		Texas State, (Series 2018), 4.00% TRANs, 8/29/2019	76,274,600
21,280,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 1.680%, 11/7/2018	21,280,000
15,000,000		Texas State, Veterans Bonds (Series 2018) Weekly VRDNs (FHLB of Dallas LIQ), 1.640%, 11/7/2018	15,000,000
		TOTAL	435,080,888
		Utah—3.2%
110,321,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.650%, 11/1/2018	110,321,000
		Virginia—2.0%
16,000,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs (TD Bank, N.A. LIQ), 1.590%, 11/7/2018	16,000,000
1,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.630%, 11/1/2018	1,865,000
5,000,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 1.590%, 11/7/2018	5,000,000
43,870,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005), 1.80% TOBs (Citibank NA, New York LIQ), Optional Tender 2/14/2019	43,870,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.630%, 11/1/2018	1,300,000
		TOTAL	68,035,000
		Washington—0.1%
4,000,000		Seattle, WA, Solar Eclipse 2017-0039, 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 1/10/2019	4,000,000
		West Virginia—0.3%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.700%, 11/1/2018	1,475,000
9,065,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.600%, 11/1/2018	9,065,000
		TOTAL	10,540,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—1.6%
$5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 1.75% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 12/13/2018	$5,000,000
2,495,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.750%, 11/1/2018	2,495,000
45,900,000		Wisconsin State, Clippers (Series 2009-36) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.640%, 11/1/2018	45,900,000
		TOTAL	53,395,000
		TOTAL INVESTMENT IN SECURITIES—100.8% (AT AMORTIZED COST)	3,431,568,245
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[2]	(26,631,096)
		TOTAL NET ASSETS—100%	$3,404,937,149
At October 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of October 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRBs	—Pollution Control Revenue Bonds
PSFG	—Permanent School Fund Guarantee
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
11
Federated Treasury Obligations Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—61.7%
$ 400,000,000	Interest in $435,000,000 joint repurchase agreement 2.260%, dated 10/17/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $437,048,125 on 12/31/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $444,117,842.	$400,000,000
225,000,000	Interest in $250,000,000 joint repurchase agreement 2.300%, dated 10/25/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $251,341,667 on 1/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $255,114,129.	225,000,000
2,000,000,000	Interest in $5,500,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,500,336,111 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $5,580,078,519.	2,000,000,000
120,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $120,007,333 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $122,407,538.	120,000,000
675,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $675,041,250 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $688,542,162.	675,000,000
175,000,000	Interest in $665,000,000 joint repurchase agreement 2.230%, dated 9/26/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $668,748,568 on 12/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $679,812,620.	175,000,000
400,000,000	Repurchase agreement 2.190%, dated 10/31/2018 under which Bank of Montreal will repurchase securities provided as collateral for $400,024,333 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $408,024,834.	400,000,000
650,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $650,039,722 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $663,040,604.	650,000,000
916,000,000	Interest in $2,650,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,650,161,944 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $2,703,165,192.	916,000,000
50,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,003,056 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2023 and the market value of those underlying securities was $51,003,154.	50,000,000
500,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $500,030,556 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $502,777,613.	500,000,000
250,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,015,278 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $255,015,621.	250,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.190%, dated 10/30/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,212,917 on 11/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $510,062,072.	475,000,000
350,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $350,021,389 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2028 and the market value of those underlying securities was $357,021,817.	350,000,000
175,000,000	Interest in $600,000,000 joint repurchase agreement 2.250%, dated 10/29/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $602,437,500 on 1/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/15/2027 and the market value of those underlying securities was $612,114,840.	175,000,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$600,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which DNB Bank ASA will repurchase securities provided as collateral for $600,036,667 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2028 and the market value of those underlying securities was $612,000,047.	$600,000,000
140,000,000	Repurchase agreement 2.190%, dated 10/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $140,008,517 on 11/1/2018. The securities provided as collateral at the end of the period held with State Street Bank and Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2024 and the market value of those underlying securities was $142,800,058.	140,000,000
1,500,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,091,667 on 11/1/2018. The securities provided as collateral at the end of the period held with State Street Bank and Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,530,000,027.	1,500,000,000
3,000,000,000	Repurchase agreement 2.210%, dated 10/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,184,167 on 11/1/2018. The securities provided as collateral at the end of the period held with State Street Bank and Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $3,060,001,426.	3,000,000,000
1,500,000,000	Interest in $3,500,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,213,889 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $3,555,050,419.	1,500,000,000
500,000,000	Repurchase agreement 2.190%, dated 10/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,030,417 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2024 and the market value of those underlying securities was $510,000,070.	500,000,000
300,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $300,018,333 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $306,018,763.	300,000,000
250,002,662	Repurchase agreement 2.200%, dated 10/31/2018 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $250,017,940 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $253,535,936.	250,002,662
500,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,030,556 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2024 and the market value of those underlying securities was $510,031,215.	500,000,000
1,500,000,000	Repurchase agreement 2.200%, dated 10/31/2018 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $1,500,091,667 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,526,559,374.	1,500,000,000
900,000,000	Interest in $950,000,000 joint repurchase agreement 2.300%, dated 10/17/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $955,583,889 on 1/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $969,928,628.	900,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $2,000,122,222 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $2,040,000,074.	1,000,000,000
678,844,000	Repurchase agreement 2.220%, dated 10/31/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $678,885,862 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $687,908,787.	678,844,000
201,074,000	Repurchase agreement 2.220%, dated 10/31/2018 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $201,086,400 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $204,904,712.	201,074,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,213,889 on 11/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,031,254.	475,000,000
219,000,000	Interest in $750,000,000 joint repurchase agreement 2.230%, dated 10/9/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $751,440,208 on 11/9/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $766,090,003.	219,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$145,900,000		Interest in $3,000,000,000 joint repurchase agreement 2.200%, dated 10/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,183,333 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $3,072,345,113.	$145,900,000
200,000,000		Repurchase agreement 2.200%, dated 10/31/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,012,222 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2025 and the market value of those underlying securities was $204,012,498.	200,000,000
650,000,000		Repurchase agreement 2.200%, dated 10/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $650,039,722 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $663,040,615.	650,000,000
		TOTAL REPURCHASE AGREEMENTS	21,620,820,662
		U.S. TREASURIES—39.3%
578,000,000	[1]	United States Treasury Bills, 2.030%—2.035%, 11/15/2018	577,542,772
285,000,000	[1]	United States Treasury Bills, 2.075%, 11/23/2018	284,638,604
530,000,000	[1]	United States Treasury Bills, 2.075%, 12/6/2018	528,930,799
825,000,000	[1]	United States Treasury Bills, 2.075%, 12/20/2018	822,669,948
385,000,000	[1]	United States Treasury Bills, 2.085%, 12/27/2018	383,751,317
337,000,000	[1]	United States Treasury Bills, 2.130%, 1/24/2019	335,325,110
385,000,000	[1]	United States Treasury Bills, 2.133%, 1/17/2019	383,243,945
385,000,000	[1]	United States Treasury Bills, 2.160%, 1/31/2019	382,897,900
480,000,000	[1]	United States Treasury Bills, 2.175%—2.176%, 2/14/2019	476,954,300
956,000,000	[1]	United States Treasury Bills, 2.180%, 2/7/2019	950,326,672
480,000,000	[1]	United States Treasury Bills, 2.183%—2.185%, 2/21/2019	476,738,559
375,000,000	[1]	United States Treasury Bills, 2.240%—2.241%, 3/7/2019	372,059,336
72,000,000	[1]	United States Treasury Bills, 2.333%, 4/4/2019	71,281,590
335,000,000	[1]	United States Treasury Bills, 2.400%, 4/18/2019	331,248,000
389,000,000	[1]	United States Treasury Bills, 2.425%, 4/25/2019	384,414,393
311,400,000	[1]	United States Treasury Bills, 2.430%, 5/2/2019	307,574,451
1,055,500,000	[2]	United States Treasury Floating Rate Notes, 2.319% (91-day T-Bill +0.000%), 11/6/2018	1,055,451,384
1,265,000,000	[2]	United States Treasury Floating Rate Notes, 2.352% (91-day T-Bill +0.033%), 11/6/2018	1,265,113,725
814,100,000	[2]	United States Treasury Floating Rate Notes, 2.362% (91-day T-Bill +0.043%), 11/6/2018	814,061,365
152,500,000	[2]	United States Treasury Floating Rate Notes, 2.364% (91-day T-Bill +0.045%), 11/6/2018	152,500,000
1,235,500,000	[2]	United States Treasury Floating Rate Notes, 2.367% (91-day T-Bill +0.048%), 11/6/2018	1,235,806,427
330,000,000	[2]	United States Treasury Floating Rate Notes, 2.389% (91-day T-Bill +0.070%), 11/6/2018	330,001,236
622,000,000	[2]	United States Treasury Floating Rate Notes, 2.459% (91-day T-Bill +0.140%), 11/6/2018	622,039,597
537,000,000		United States Treasury Notes, 1.250%, 4/30/2019	533,813,783
186,000,000		United States Treasury Notes, 1.375%, 2/28/2019	185,447,221
142,000,000		United States Treasury Notes, 1.500%, 5/31/2019	141,356,443
96,000,000		United States Treasury Notes, 1.500%, 10/31/2019	94,882,864
250,000,000		United States Treasury Notes, 3.625%, 8/15/2019	251,966,562
		TOTAL U.S. TREASURIES	13,752,038,303
		TOTAL INVESTMENT IN SECURITIES—101.0% (AT AMORTIZED COST)	35,372,858,965
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[3]	(335,119,719)
		TOTAL NET ASSETS—100%	$35,037,739,246
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
3

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
4
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—64.1%
$35,000,000		Interest in $435,000,000 joint repurchase agreement 2.26%, dated 10/17/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $437,048,125 on 12/31/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $444,117,842.	$35,000,000
25,000,000		Interest in $250,000,000 joint repurchase agreement 2.30%, dated 10/25/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $251,341,667 on 1/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $255,114,129.	25,000,000
300,000,000		Interest in $5,500,000,000 joint repurchase agreement 2.20%, dated 10/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,500,336,111 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $5,580,078,519.	300,000,000
7,000,000		Interest in $665,000,000 joint repurchase agreement 2.23%, dated 9/26/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $668,748,568 on 12/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $679,812,620.	7,000,000
207,000,000		Interest in $2,650,000,000 joint repurchase agreement 2.20%, dated 10/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $2,650,161,944 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $2,703,165,192.	207,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 2.19%, dated 10/30/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,212,917 on 11/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $510,062,072.	25,000,000
50,000,000		Interest in $950,000,000 joint repurchase agreement 2.30%, dated 10/17/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $955,583,889 on 1/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $969,928,628.	50,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 2.20%, dated 10/31/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,213,889 on 11/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,031,254.	25,000,000
5,000,000		Interest in $750,000,000 joint repurchase agreement 2.23%, dated 10/9/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $751,440,208 on 11/9/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $766,090,003.	5,000,000
300,400,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 10/31/2018 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,183,333 on 11/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $3,072,345,113.	300,400,000
		TOTAL REPURCHASE AGREEMENTS	979,400,000
		U.S. TREASURIES—36.8%
22,000,000	[1]	United States Treasury Bills, 2.035%, 11/15/2018	21,982,589
15,000,000	[1]	United States Treasury Bills, 2.075%, 11/23/2018	14,980,979
20,000,000	[1]	United States Treasury Bills, 2.075%, 12/6/2018	19,959,653
25,000,000	[1]	United States Treasury Bills, 2.075%, 12/20/2018	24,929,392
15,000,000	[1]	United States Treasury Bills, 2.085%, 12/27/2018	14,951,350
13,000,000	[1]	United States Treasury Bills, 2.130%, 1/24/2019	12,935,390
15,000,000	[1]	United States Treasury Bills, 2.133%, 1/17/2019	14,931,582
15,000,000	[1]	United States Treasury Bills, 2.160%, 1/31/2019	14,918,100
20,000,000	[1]	United States Treasury Bills, 2.175%—2.176%, 2/14/2019	19,873,096
44,000,000	[1]	United States Treasury Bills, 2.180%, 2/7/2019	43,738,885
20,000,000	[1]	United States Treasury Bills, 2.183%—2.185%, 2/21/2019	19,864,107
15,000,000	[1]	United States Treasury Bills, 2.241%, 3/7/2019	14,882,348
3,000,000	[1]	United States Treasury Bills, 2.333%, 4/4/2019	2,970,066
1

Principal Amount			Value
		U.S. TREASURIES—continued
$15,000,000	[1]	United States Treasury Bills, 2.400%, 4/18/2019	$14,832,000
18,132,000	[1]	United States Treasury Bills, 2.425%, 4/25/2019	17,918,257
14,000,000	[1]	United States Treasury Bills, 2.430%, 5/2/2019	13,828,010
29,000,000	[2]	United States Treasury Floating Rate Notes, 2.319% (91-day T-Bill +0.000%), 11/6/2018	28,994,674
58,000,000	[2]	United States Treasury Floating Rate Notes, 2.352% (91-day T-Bill +0.033%), 11/6/2018	58,005,214
37,650,000	[2]	United States Treasury Floating Rate Notes, 2.362% (91-day T-Bill +0.043%), 11/6/2018	37,648,147
7,590,000	[2]	United States Treasury Floating Rate Notes, 2.364% (91-day T-Bill +0.045%), 11/6/2018	7,590,000
29,500,000	[2]	United States Treasury Floating Rate Notes, 2.367% (91-day T-Bill +0.048%), 11/6/2018	29,508,555
20,000,000	[2]	United States Treasury Floating Rate Notes, 2.389% (91-day T-Bill +0.070%), 11/6/2018	20,000,000
38,000,000	[2]	United States Treasury Floating Rate Notes, 2.459% (91-day T-Bill +0.140%), 11/6/2018	38,002,024
23,000,000		United States Treasury Notes, 1.250%, 4/30/2019	22,863,515
9,000,000		United States Treasury Notes, 1.375%, 2/28/2019	8,973,259
8,000,000		United States Treasury Notes, 1.500%, 5/31/2019	7,963,743
4,000,000		United States Treasury Notes, 1.500%, 10/31/2019	3,953,453
11,000,000		United States Treasury Notes, 3.625%, 8/15/2019	11,086,519
		TOTAL U.S. TREASURIES	562,084,907
		TOTAL INVESTMENT IN SECURITIES—100.9% (AT AMORTIZED COST)	1,541,484,907
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[3]	(14,371,318)
		TOTAL NET ASSETS—100%	$1,527,113,589
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of October 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
2

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018